                                                                       McM Funds
                                                  ------------------------------
                                                              Semi Annual Report
                                                               December 31, 1999





















                                                     Principal Preservation Fund

                                                  Intermediate Fixed Income Fund

                                                               Fixed Income Fund

                                                                   Balanced Fund

                                                          Equity Investment Fund

Dear Shareholder:

People. Processes. Performance. We believe that these are three of the most important elements in maintaining a successful investment management organization. The McM Funds hire and retain the highest quality personnel and service providers, creating a qualified yet efficient management team. This team maintains the integrity of our investment processes which, since the Funds' 1994 inception, have yielded performance we're proud to report to you.

Designed for all markets, our disciplined approach seeks to consistently balance risk with return in allocation decisions. Our success and the success of our investment manager, McMorgan & Company, have been fostered through a series of smart, measured victories. Our philosophy is not to swing for the fences--the McM Funds bring the investment strategies that have worked for McMorgan's institutional clients for 30 years.

We take great pride in offering quality Fund choices at advantageous prices. While returns vary year to year, the fees associated with the McM Funds are constant. Look closely and you will see that the fees of the McM Funds average less than comparable funds. We also do not (and will not) have any "hidden" fees that other funds sometimes charge.

There will always be new and exciting investment options on the horizon, but you can count on the McM Funds to carefully balance the risk with the return on your investment, measuring results time after time.

Thank you for your continuing confidence and trust.

Terry A. O'Toole
Chairman of the Board

                                                                          Review

In 1999, the stock market earned a fifth consecutive double-digit year-end return, an unprecedented event. Over the past five years, the S&P 500 has returned a yearly average of 28.6%. Driven by fearless buyers, the technology sector of the S&P 500 gained over 75% for the year. The technology sector was driven by many companies with low earnings and high speculation, several of them "dot coms". The return on these technology stocks overshadowed the depth of the market--over half of all companies had negative returns. McM Funds avoided the mania of these high-flyers, continuing to focus on high-quality, established companies that are poised to be successful and that provide a reasonable expected return in relation to risk assumed.

In the bond market, the expected real return (yield to maturity, less inflation) remains high by historical standards. During 1999, the Federal Reserve continued its "incrementalism," raising interest rates three times. As interest rates rose, only the shortest of maturities had a positive return.

                                                                         Outlook

We anticipate the continued growth of corporate earnings and dividends. Stock prices may encounter a short-term obstacle in current interest rates, and how aggressive the Federal Reserve is in keeping rates high to fight inflation. The primary determinate of bond market returns is the level of, and change in, interest rates.

These factors, combined with the economic recovery occurring throughout most parts of the world create a favorable environment for investors. The McM Fund portfolios will continue to be positioned to seek long-term investment results, avoiding speculative areas of the market.

                                                     Principal Preservation Fund

The Principal Preservation Fund emphasizes high quality, liquid securities. The Fund seeks to realize maximum current income, consistent with preservation of capital. U.S. Government issues represent 52% of the portfolio. The 7-day and 30-day average yields as of December 31, 1999 were 5.34% and 5.38%, respectively.


Diversification                Credit Quality           Maturity
---------------                ---------------          ---------------
Certificates of Deposit 4%     A-1/P-1  48%             1-15 days 16%

Commercial Paper 44%           Government 52%           91+ days 27%

Government 52%                                          31-90 days 29%

                                                        16-30 days 28%


Average Annual Return (%)

                                     Current         One         Three        Five          Since
                                      Yield         Year         Years        Years       Inception
                                     -------        ----         -----        -----       ---------
McM Principal Preservation Fund       5.16          4.92         5.20         5.29          5.25

--------------------------------------------------------------------------------
                           Principal Preservation Fund
                      December 31, 1998 - December 31, 1999
                             7-Day Average Yield (%)

12/31/1998              $4.82
01/31/1999              $4.69
02/28/1999              $4.63
03/31/1999              $4.59
04/30/1999              $4.59
05/31/1999              $4.55
06/30/1999              $4.57
07/31/1999              $4.74
08/31/1999              $4.79
09/30/1999              $4.49
10/31/1999              $5.15
11/30/1999              $5.31
12/31/1999              $5.34

               Past performance does not guarantee future results.
--------------------------------------------------------------------------------

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                                  Intermediate Fixed Income Fund

This Fund emphasizes high quality and diversification. Government bonds and AAA-rated bonds represent 66% of the Fund. Mortgage securities, backed by U.S. Government Agencies, provide yield advantages compared to U.S. Government bonds with equivalent maturities. The Fund's weighted average maturity of 4.7 years seeks to limit sensitivity to interest rate changes.

                                                            NASDAQ Symbol: MCMNX


Diversification                 Bond Quality              Maturity
---------------                 --------------            ---------------
Asset Backed/Other 1%           BAA 6%                    Short-term 4%

Mortgage 38%                    AA 11%                    5-10 years 49%

Government 25%                  A 17%                     1-5 years 47%

Corporate 36%                   AAA 38%

                                Government 28%



Average Annual Returns (%)                     One       Three       Five       Since
                                               Year      Years       Years    Inception
                                              -----      -----       -----    ---------
McM Intermediate Fixed Income Fund            -0.32      5.06        6.78       6.10

Lehman Brothers Intermed. Govt./Corp. Index    0.39      5.49        7.09       6.47

--------------------------------------------------------------------------------
                         Intermediate Fixed Income Fund
                          July 14, 1994 Inception Date

             Intermediate Fixed Income Fund      Lehman Brothers Intermediate Govt./Corp. Index
             ------------------------------      ----------------------------------------------
12/31/1994              $ 9,957                                    $10,001
01/31/1995              $10,122                                    $10,170
02/28/1995              $10,350                                    $10,381
03/31/1995              $10,398                                    $10,440
04/30/1995              $10,518                                    $10,568
05/31/1995              $10,849                                    $10,887
06/30/1995              $10,918                                    $10,960
07/31/1995              $10,914                                    $10,961
08/31/1995              $11,003                                    $11,061
09/30/1995              $11,078                                    $11,141
10/31/1995              $11,210                                    $11,264
11/30/1995              $11,344                                    $11,412
12/31/1995              $11,445                                    $11,532
01/31/1996              $11,540                                    $11,631
02/29/1996              $11,401                                    $11,495
03/31/1996              $11,340                                    $11,436
04/30/1996              $11,320                                    $11,396
05/31/1996              $11,302                                    $11,387
06/30/1996              $11,420                                    $11,508
07/31/1996              $11,461                                    $11,542
08/31/1996              $11,463                                    $11,552
09/30/1996              $11,617                                    $11,712
10/31/1996              $11,828                                    $11,920
11/30/1996              $11,983                                    $12,077
12/31/1996              $11,916                                    $12,000
01/31/1997              $11,957                                    $12,046
02/28/1997              $11,965                                    $12,069
03/31/1997              $11,880                                    $11,986
04/30/1997              $12,018                                    $12,126
05/31/1997              $12,123                                    $12,227
06/30/1997              $12,236                                    $12,338
07/31/1997              $12,507                                    $12,589
08/31/1997              $12,431                                    $12,526
09/30/1997              $12,582                                    $12,671
10/31/1997              $12,760                                    $12,812
11/30/1997              $12,744                                    $12,840
12/31/1997              $12,859                                    $12,942
01/30/1998              $13,033                                    $13,112
02/27/1998              $13,016                                    $13,102
03/31/1998              $13,051                                    $13,143
04/30/1998              $13,106                                    $13,209
05/31/1998              $13,218                                    $13,306
06/30/1998              $13,300                                    $13,391
07/31/1998              $13,335                                    $13,438
08/31/1998              $13,586                                    $13,649
09/30/1998              $13,874                                    $13,991
10/31/1998              $13,790                                    $13,977
11/30/1998              $13,822                                    $13,976
12/31/1998              $13,865                                    $14,032
01/31/1999              $13,936                                    $14,109
02/28/1999              $13,731                                    $13,901
03/31/1999              $13,869                                    $14,006
04/30/1999              $13,874                                    $14,049
05/31/1999              $13,750                                    $13,941
06/30/1999              $13,734                                    $13,951
07/31/1999              $13,699                                    $13,938
08/31/1999              $13,679                                    $13,949
09/30/1999              $13,817                                    $14,079
10/31/1999              $13,839                                    $14,116
11/30/1999              $13,871                                    $14,133
12/31/1999              $13,821                                    $14,086

              Past performance does not guarantee future results.
--------------------------------------------------------------------------------
                                       4

                                                               Fixed Income Fund

The Fixed Income Fund is structured similarly to the Intermediate Fixed Income Fund. It invests primarily in investment grade and U.S. Government bonds and has a weighted average maturity of 6.9 years, 2.2 years longer than the Intermediate Fixed Income Fund.

                                                            NASDAQ Symbol: MCMBX


Diversification           Bond Quality              Maturity
---------------           ---------------           ---------------
Government 20%            AA 8%                     10+ years 6%

Corporate 38%             BAA 11%                   1-5 years 20%

Mortgage 42%              A 17%                     5-10 years 73%

                          Government 20%            Short Term 1%

                          AAA 44%


Average Annual Returns (%)                     One       Three       Five       Since
                                               Year      Years       Years    Inception
                                               ----      -----       -----    ---------
McM Fixed Income Fund                         -2.19      5.15        7.40       6.60

Lehman Brothers Aggregate Index               -0.83      5.73        7.73       7.08

--------------------------------------------------------------------------------
                               Fixed Income Fund
                          July 14, 1994 Inception Date

                         Fixed Income Fund             Lehman Brothers Aggregate Index
                         -----------------             -------------------------------
12/31/1994                   $ 9,926                             $10,015
01/31/1995                   $10,114                             $10,213
02/28/1995                   $10,384                             $10,456
03/31/1995                   $10,460                             $10,520
04/30/1995                   $10,604                             $10,667
05/31/1995                   $11,060                             $11,080
06/30/1995                   $11,155                             $11,161
07/31/1995                   $11,112                             $11,137
08/31/1995                   $11,257                             $11,271
09/30/1995                   $11,364                             $11,381
10/31/1995                   $11,533                             $11,529
11/30/1995                   $11,716                             $11,702
12/31/1995                   $11,841                             $11,865
01/31/1996                   $11,929                             $11,944
02/29/1996                   $11,688                             $11,736
03/31/1996                   $11,587                             $11,654
04/30/1996                   $11,485                             $11,588
05/31/1996                   $11,460                             $11,565
06/30/1996                   $11,618                             $11,720
07/31/1996                   $11,629                             $11,752
08/31/1996                   $11,605                             $11,732
09/30/1996                   $11,820                             $11,936
10/31/1996                   $12,104                             $12,201
11/30/1996                   $12,335                             $12,410
12/31/1996                   $12,202                             $12,294
01/31/1997                   $12,225                             $12,332
02/28/1997                   $12,238                             $12,363
03/31/1997                   $12,085                             $12,226
04/30/1997                   $12,263                             $12,409
05/31/1997                   $12,373                             $12,527
06/30/1997                   $12,516                             $12,676
07/31/1997                   $12,912                             $13,019
08/31/1997                   $12,757                             $12,908
09/30/1997                   $12,965                             $13,099
10/31/1997                   $13,181                             $13,289
11/30/1997                   $13,212                             $13,350
12/31/1997                   $13,364                             $13,485
01/30/1998                   $13,573                             $13,657
02/27/1998                   $13,516                             $13,647
03/31/1998                   $13,562                             $13,693
04/30/1998                   $13,619                             $13,764
05/31/1998                   $13,747                             $13,895
06/30/1998                   $13,857                             $14,013
07/31/1998                   $13,866                             $14,042
08/31/1998                   $14,171                             $14,271
09/30/1998                   $14,568                             $14,605
10/31/1998                   $14,385                             $14,528
11/30/1998                   $14,446                             $14,611
12/31/1998                   $14,503                             $14,655
01/31/1999                   $14,568                             $14,759
02/28/1999                   $14,248                             $14,500
03/31/1999                   $14,417                             $14,580
04/30/1999                   $14,400                             $14,627
05/31/1999                   $14,221                             $14,498
06/30/1999                   $14,179                             $14,452
07/31/1999                   $14,135                             $14,391
08/31/1999                   $14,089                             $14,384
09/30/1999                   $14,247                             $14,551
10/31/1999                   $14,259                             $14,604
11/30/1999                   $14,281                             $14,603
12/31/1999                   $14,186                             $14,533

              Past performance does not guarantee future results.
--------------------------------------------------------------------------------

                                                                   Balanced Fund

The Balanced Fund invests in common stocks and bonds. Common stocks represent about 60.7% of the Fund and bonds about 38% and cash about 1.5%. The common stock portion is well diversified among 98 companies that represent all economic sectors. The Fund's bond portion is 72% U.S. Government and AAA-rated securities with a weighted average maturity of 6.9 years.

                                                            NASDAQ Symbol: MCMBX

Asset Allocation       Fixed Income Quality       Ten Largest Equity Holdings (%)
-----------------      --------------------       ------------------------------------
Cash         1.5%      AA                6%       General Electric Co.             4.7

Bonds       37.8%      BAA               8%       Intel Corp.                      4.3

Stocks      60.7%      A                14%       Microsoft Corp.                  3.5

                       Government       32%       Chase Manhattan Corp.            3.1

                       AAA              40%       Federal National Mort. Assoc.    2.7

                                                  International Business Machines  2.6

                                                  Compaq Computer Corp.            2.6

                                                  Hewlett Packard Co.              2.5

                                                  Citigroup, Inc.                  2.5

                                                  Cisco Systems, Inc.              2.4
                                                                                  ----

                                                                                  30.9

Average Annual Returns (%)               One    Three   Five     Since
                                        Year    Years   Years  Inception
                                        ----    -----   -----  ---------
McM Balanced Fund                       7.03    16.88   19.02    17.43
Lehman Brothers Aggregate Index        -0.83     5.73    7.73     7.08
Standard & Poor's 500                  21.00    27.56   28.55    26.44

--------------------------------------------------------------------------------
                                  Balanced Fund
                          July 14, 1994 Inception Date


             Balanced Fund     Lehman Brothers Aggregate Index     Standard & Poor's 500 Index
             -------------     -------------------------------     ---------------------------
07/31/1994      $10,070                    $10,114                           $10,110
08/31/1994      $10,300                    $10,126                           $10,521
09/30/1994      $10,081                    $ 9,977                           $10,268
10/31/1994      $10,152                    $ 9,968                           $10,503
11/30/1994      $ 9,961                    $ 9,946                           $10,118
12/31/1994      $10,078                    $10,015                           $10,265
01/31/1995      $10,282                    $10,213                           $10,532
02/28/1995      $10,608                    $10,456                           $10,941
03/31/1995      $10,767                    $10,520                           $11,265
04/30/1995      $11,054                    $10,667                           $11,595
05/31/1995      $11,514                    $11,080                           $12,054
06/30/1995      $11,731                    $11,161                           $12,337
07/31/1995      $11,937                    $11,137                           $12,749
08/31/1995      $12,020                    $11,271                           $12,780
09/30/1995      $12,389                    $11,381                           $13,317
10/31/1995      $12,410                    $11,529                           $13,270
11/30/1995      $12,806                    $11,702                           $13,854
12/31/1995      $12,971                    $11,865                           $14,113
01/31/1996      $13,311                    $11,944                           $14,598
02/29/1996      $13,311                    $11,736                           $14,739
03/31/1996      $13,315                    $11,654                           $14,880
04/30/1996      $13,411                    $11,588                           $15,099
05/31/1996      $13,592                    $11,565                           $15,488
06/30/1996      $13,709                    $11,720                           $15,552
07/31/1996      $13,407                    $11,752                           $14,858
08/31/1996      $13,525                    $11,732                           $15,173
09/30/1996      $14,075                    $11,936                           $16,027
10/31/1996      $14,509                    $12,201                           $16,468
11/30/1996      $15,343                    $12,410                           $17,718
12/31/1996      $15,079                    $12,294                           $17,376
01/31/1997      $15,714                    $12,332                           $18,455
02/28/1997      $15,736                    $12,363                           $18,603
03/31/1997      $15,324                    $12,226                           $17,829
04/30/1997      $15,918                    $12,409                           $18,893
05/31/1997      $16,511                    $12,527                           $20,053
06/30/1997      $16,951                    $12,676                           $20,946
07/31/1997      $18,158                    $13,019                           $22,611
08/31/1997      $17,582                    $12,908                           $21,356
09/30/1997      $18,298                    $13,099                           $22,520
10/31/1997      $18,063                    $13,289                           $21,779
11/30/1997      $18,464                    $13,350                           $22,779
12/31/1997      $18,645                    $13,485                           $23,161
01/30/1998      $18,960                    $13,657                           $23,423
02/27/1998      $19,647                    $13,647                           $25,107
03/31/1998      $20,093                    $13,693                           $26,395
04/30/1998      $20,354                    $13,764                           $26,670
05/31/1998      $20,173                    $13,895                           $26,206
06/30/1998      $20,639                    $14,013                           $27,270
07/31/1998      $20,661                    $14,042                           $26,981
08/31/1998      $19,147                    $14,271                           $23,085
09/30/1998      $20,097                    $14,605                           $24,571
10/31/1998      $21,025                    $14,528                           $26,559
11/30/1998      $21,875                    $14,611                           $28,169
12/31/1998      $22,494                    $14,655                           $29,808
01/31/1999      $22,934                    $14,759                           $31,042
02/28/1999      $22,308                    $14,500                           $30,077
03/31/1999      $22,674                    $14,580                           $31,286
04/30/1999      $23,268                    $14,627                           $32,478
05/31/1999      $22,896                    $14,498                           $31,728
06/30/1999      $23,652                    $14,452                           $33,463
07/31/1999      $23,323                    $14,391                           $32,429
08/31/1999      $23,288                    $14,384                           $32,283
09/30/1999      $22,911                    $14,551                           $31,389
10/31/1999      $23,536                    $14,604                           $33,385
11/30/1999      $23,748                    $14,603                           $34,063
12/31/1999      $24,076                    $14,533                           $36,070

              Past performance does not guarantee future results.
--------------------------------------------------------------------------------

                                                          Equity Investment Fund

The Equity Investment Fund invests in common stocks of large, high quality companies. It is diversified among 97 companies across all economic sectors. Individual companies are carefully selected and attractive economic sectors are strategically overweighted as compared to the Standard & Poor's 500 Stock Index.

                                                           NASDAQ Symbol:  MCMEX

Ten Largest Holdings (%)                       Portfolio Characteristics                         Sector Weightings (%)
------------------------                       -------------------------                         ---------------------
General Electric Co.            4.7            Price/Earnings Ratio           37.56              Technology                     25.4
                                                                                                 Financial Services             14.6
Intel Corp.                     4.5            Beta                            0.96              Health Care                    11.4
                                                                                                 Utilities                      10.1
Microsoft Corp.                 3.1            Avg. Market Capitalization   $132.5B              Capital Goods                   9.1
                                                                                                 Energy                          6.7
Chase Manhattan Corp.           2.9            Total Number of Stocks            97              Consumer Non-Durables           5.4
                                                                                                 Retail                          5.1
Citigroup, Inc.                 2.7                                                              Raw Materials                   3.1
                                         Average Annual Returns (%)                              Consumer Services               1.9
Federal National Mort. Assoc.   2.6      --------------------------                              Consumer Durables               1.9
                                                               McM Equity Fund      S&P 500      Multi-Industry                  1.6
Compaq Computer Corp.           2.5                            ---------------      -------      Transportation                  1.4
                                         One Year                   11.55            21.00       Shelter                         1.2
Tyco International              2.3                                                              Business Equip. & Services      1.1
                                         Three Years                24.01            27.56                                     -----
Motorola, Inc.                  2.3                                                                                            100.0
                                         Five Years                 26.86            28.55
International Business Mach.    2.2
                               ----      Since Inception            24.60            26.44
                               29.3

--------------------------------------------------------------------------------
                             Equity Investment Fund
                          July 14, 1994 Inception Date

                   Equity Investment Fund     Standard & Poor's 500 Index
                   ----------------------     ---------------------------
12/31/1994                  10,124                         10,265
01/31/1995                  10,315                         10,532
02/28/1995                  10,709                         10,941
03/31/1995                  10,965                         11,265
04/30/1995                  11,371                         11,595
05/31/1995                  11,786                         12,054
06/30/1995                  12,155                         12,337
07/31/1995                  12,532                         12,749
08/31/1995                  12,552                         12,780
09/30/1995                  13,094                         13,317
10/31/1995                  13,002                         13,270
11/30/1995                  13,543                         13,854
12/31/1995                  13,761                         14,113
01/31/1996                  14,276                         14,598
02/29/1996                  14,513                         14,739
03/31/1996                  14,613                         14,880
04/30/1996                  14,913                         15,099
05/31/1996                  15,294                         15,488
06/30/1996                  15,380                         15,552
07/31/1996                  14,779                         14,858
08/31/1996                  15,058                         15,173
09/30/1996                  15,891                         16,027
10/31/1996                  16,452                         16,468
11/30/1996                  17,814                         17,718
12/31/1996                  17,449                         17,376
01/31/1997                  18,629                         18,455
02/28/1997                  18,629                         18,603
03/31/1997                  17,978                         17,829
04/30/1997                  18,952                         18,893
05/31/1997                  20,021                         20,053
06/30/1997                  20,713                         20,946
07/31/1997                  22,837                         22,611
08/31/1997                  21,880                         21,356
09/30/1997                  23,092                         22,520
10/31/1997                  22,323                         21,779
11/30/1997                  23,156                         22,779
12/31/1997                  23,352                         23,161
01/30/1998                  23,733                         23,423
02/27/1998                  25,238                         25,107
03/31/1998                  26,131                         26,395
04/30/1998                  26,630                         26,670
05/31/1998                  26,079                         26,206
06/30/1998                  26,906                         27,270
07/31/1998                  26,916                         26,981
08/31/1998                  23,342                         23,085
09/30/1998                  24,815                         24,571
10/31/1998                  26,862                         26,559
11/30/1998                  28,600                         28,169
12/31/1998                  29,841                         29,808
01/31/1999                  30,668                         31,042
02/28/1999                  29,702                         30,077
03/31/1999                  30,331                         31,286
04/30/1999                  31,687                         32,478
05/31/1999                  31,054                         31,728
06/30/1999                  32,752                         33,463
07/31/1999                  32,169                         32,429
08/31/1999                  32,127                         32,283
09/30/1999                  31,013                         31,389
10/31/1999                  32,309                         33,385
11/30/1999                  32,590                         34,063
12/31/1999                  33,287                         36,070


              Past performance does not guarantee future results.
--------------------------------------------------------------------------------

McM Funds -- Schedule of Investments (unaudited)    December 31, 1999
--------------------------------------------------------------------------------

Principal Preservation Fund


                                                                     Principal
                                                                      Amount           Value
FIXED INCOME SECURITIES                                           --------------   -------------
U.S. Government Agency Notes - 48.62%
Federal Home Loan Bank - 20.37%
 5.00%, 02/24/00 ..............................................    $ 1,000,000      $   999,928
 5.13%, 03/16/00 ..............................................      2,000,000        1,999,521
 5.30%, 03/16/00 ..............................................      1,000,000          989,542
 5.08%, 04/28/00 ..............................................      2,000,000        1,997,830
 5.56%, 07/14/00 ..............................................      1,000,000          999,291
 5.75%, 09/01/00 ..............................................      2,000,000        1,997,258
 5.88%, 09/07/00 ..............................................      2,000,000        1,998,986
 6.06% to 6.11%, 09/07/00 .....................................      4,000,000        3,840,278
                                                                                    -----------
                                                                                     14,822,634
                                                                                    -----------
Federal Home Loan Mortgage Corp. - 16.45%
 5.69%, 01/10/00 ..............................................      2,000,000        1,997,255
 5.06%, 01/11/00 ..............................................      3,000,000        2,995,875
 4.83%, 01/20/00 ..............................................      5,000,000        4,986,938
 4.96%, 01/21/00 ..............................................      2,000,000        1,994,744
                                                                                    -----------
                                                                                     11,974,812
                                                                                    -----------
Federal National Mortgage Assocation - 11.80%
 4.83%, 01/11/00 ..............................................      1,000,000        1,000,000
 5.12%, 05/12/00 ..............................................      2,100,000        2,098,389
 5.10%, 05/19/00 ..............................................      2,030,000        2,027,448
 5.65%, 06/12/00 ..............................................      1,500,000        1,499,816
 5.50%, 07/26/00 ..............................................      1,000,000          998,310
 5.77%, 08/18/00 ..............................................      1,000,000          965,372
                                                                                    -----------
                                                                                      8,589,335
                                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY NOTES (Cost $35,386,781) .........                      35,386,781
                                                                                    -----------
Certificates of Deposits - 4.12%
Imperial Bank
 6.00%, 01/11/00 ..............................................      3,000,000        3,000,000
                                                                                    -----------
TOTAL CERTIFICATES OF DEPOSIT (Cost $3,000,000) ...............                       3,000,000
                                                                                    -----------
Commercial Paper - 40.99%
Aluminum Co. of America
 5.87%, 02/10/00 ..............................................      2,000,000        1,987,067
AT & T Corp.
 6.00%, 02/24/00 ..............................................      2,000,000        1,982,450
Dupont (EI) de Nemours & Co.
 5.83%, 01/28/00 ..............................................      2,000,000        1,991,525
Eastman Kodak Co.
 6.02%, 02/01/00 ..............................................      2,000,000        1,989,977
Ford Motor Credit Corp.
 6.02%, 01/14/00 ..............................................      2,000,000        1,995,724
General Electric Capital Corp. ................................
 6.16%, 01/19/00 ..............................................      2,000,000        1,994,030
General Mills, Inc.
 5.82%, 01/24/00 ..............................................      2,000,000        1,992,806
Goldman Sachs Group, Inc.
 5.87%, 02/14/00 ..............................................      2,000,000        1,986,116
Lucent Technologies, Inc.
 5.71%, 02/10/00 ..............................................      2,000,000        1,987,333

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)             December 31, 1999
--------------------------------------------------------------------------------
Principal Preservation Fund (continued)

                                                                Principal
                                                                 Amount           Value
FIXED INCOME SECURITIES - (continued)                        --------------   -------------
Merck & Co., Inc.
 5.87%, 02/01/00 .........................................    $ 2,000,000      $ 1,990,046
Merrill Lynch & Co.
 5.92%, 02/29/00 .........................................      2,000,000        1,980,923
Monsanto Co.
 6.01%, 01/25/00 .........................................      2,000,000        1,992,240
Motorola Credit Corp.
 5.95%, 03/10/00 .........................................      2,000,000        1,977,843
Proctor & Gamble Co.
 6.01%, 01/27/00 .........................................      2,000,000        1,991,550
Xerox Credit Corp.
 6.02%, 01/20/00 .........................................      2,000,000        1,993,762
                                                                               -----------
TOTAL COMMERCIAL PAPER (Cost $29,833,392) ................                      29,833,392
                                                                               -----------
TOTAL INVESTMENTS * - 93.73% (Cost $68,220,173) ..........                      68,220,173
                                                                               -----------
CASH AND OTHER ASSETS NET OF LIABILITIES - 6.27% .........                       4,563,052
                                                                               -----------
NET ASSETS - 100.00% .....................................                     $72,783,225
                                                                               ===========

* At December 31, 1999, cost is identical for book and federal income tax purposes.


















See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1999
--------------------------------------------------------------------------------
Intermediate Fixed Income Fund

                                                               Principal
                                                                Amount            Value
                                                            --------------   --------------
FIXED INCOME SECURITIES - 97.39%
Asset Backed Securities - 1.22%
Capital Equipment Receivables Trust
 6.57%, 03/15/01 ........................................    $ 1,000,000      $ 1,000,010
Olympic Automobile Receivables Trust 1994-B A2
 6.25%, 11/15/04 ........................................      1,000,000          972,730
                                                                              -----------
TOTAL ASSET BACKED SECURITIES (Cost $1,993,100) .........                       1,972,740
                                                                              -----------
Corporate Bonds - 35.00%
Bank & Insurance - 5.18%
BankAmerica Corp.
 6.85%, 03/01/03 ........................................      1,500,000        1,485,000
 6.38%, 05/15/05 ........................................      1,500,000        1,438,125
Travelers Property Casualty Corp.
 6.88%, 12/15/03 ........................................      1,250,000        1,234,375
 7.20%, 02/01/04 ........................................      1,155,000        1,142,006
U.S. Bancorp
 6.88%, 12/01/04 ........................................      1,500,000        1,475,625
 6.75%, 10/15/05 ........................................      1,650,000        1,598,438
                                                                              -----------
                                                                                8,373,569
                                                                              -----------
Financial Services - 19.28%
American General Finance Corp.
 6.20%, 03/15/03 ........................................      2,000,000        1,937,500
 5.75%, 11/01/03 ........................................      1,500,000        1,423,125
Associates Corp. of North America
 6.38%, 10/15/02 ........................................        330,000          324,637
 5.50%, 02/15/04 ........................................        225,000          211,781
 6.10%, 01/15/05 ........................................        700,000          665,000
 6.00%, 07/15/05 ........................................        400,000          376,500
 7.55%, 07/17/06 ........................................      3,000,000        3,003,750
Beneficial Corp.
 6.85%, 06/17/02 ........................................        325,000          321,750
Citigroup, Inc.
 9.50%, 03/01/02 ........................................        500,000          523,998
Finova Capital Corp.
 7.13%, 05/01/02 ........................................      1,025,000        1,019,875
 6.12%, 05/28/02 ........................................        425,000          413,313
 6.50%, 07/28/02 ........................................        700,000          686,875
 6.20%, 03/01/04 ........................................        875,000          834,531
 6.90%, 06/19/04 ........................................        450,000          439,875
 6.38%, 05/15/05 ........................................        700,000          657,125
Ford Motor Credit Corp.
 6.63%, 06/30/03 ........................................      1,000,000          983,750
 6.70%, 07/16/04 ........................................      2,000,000        1,960,000
 6.25%, 12/08/05 ........................................        800,000          759,000
General Motors Acceptance Corp.
 5.91%, 03/11/02 ........................................      2,000,000        1,952,500
 7.13%, 05/01/03 ........................................        300,000          298,875
 7.25%, 05/15/03 ........................................      1,100,000        1,100,000
 6.75%, 10/06/03 ........................................      1,700,000        1,672,375
 5.75%, 11/10/03 ........................................      1,200,000        1,141,500
 6.63%, 10/15/05 ........................................         50,000           48,250

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1999
--------------------------------------------------------------------------------
Intermediate Fixed Income Fund (continued)

                                                       Principal
                                                        Amount          Value
                                                     ------------   -------------
FIXED INCOME SECURITIES - (continued)
Household Finance Corp.
 6.70%, 06/15/02 .................................    $  500,000     $   495,000
 6.00%, 05/01/04 .................................       825,000         783,750
Lehman Brothers, Inc.
 7.63%, 06/01/06 .................................       725,000         715,031
Merrill Lynch & Co., Inc.
 6.00%, 07/15/05 .................................       800,000         749,000
Morgan Stanley Dean Witter Discover & Co.
 5.63%, 01/20/04 .................................       995,000         940,275
 6.88%, 03/01/07 .................................       575,000         557,031
Norwest Corp.
 5.75%, 02/01/03 .................................     2,500,000       2,400,000
Sears Roebuck Acceptance Corp.
 6.73%, 08/29/00 .................................     1,000,000         998,810
 6.92%, 10/03/02 .................................       225,000         221,063
Transamerica Financial Corp.
 7.51%, 04/15/02 .................................       150,000         151,125
 6.38%, 06/10/02 .................................       400,000         393,000
                                                                     -----------
                                                                      31,159,970
                                                                     -----------
Industrial - 10.54%
Enron Corp.
 6.45%, 11/15/01 .................................     2,000,000       1,980,000
Home Depot, Inc.
 6.50%, 09/15/04 .................................     2,500,000       2,450,000
MCI Worldcom, Inc.
 6.40%, 08/15/05 .................................     1,925,000       1,848,000
Philip Morris Cos., Inc.
 7.50%, 01/15/02 .................................     1,150,000       1,142,812
 7.25%, 01/15/03 .................................       800,000         785,000
 6.80%, 12/01/03 .................................       645,000         618,394
Raytheon Co.
 6.45%, 08/15/02 .................................     2,000,000       1,945,000
TCI Communications, Inc.
 6.38%, 05/01/03 .................................     2,500,000       2,443,750
Transcontinental Gas Pipeline
 6.13%, 01/15/05 .................................     2,000,000       1,852,500
Wal-Mart Stores, Inc.
 6.55%, 08/10/04 .................................     2,000,000       1,965,000
                                                                     -----------
                                                                      17,030,456
                                                                     -----------
TOTAL CORPORATE BONDS (Cost $58,445,294) .........                    56,563,995
                                                                     -----------
U.S. Government Agency Obligations - 19.36%
Federal Home Loan Bank - 1.06%
 6.08%, 12/23/02 .................................       500,000         492,095
 5.77%, 02/03/04 .................................       840,000         808,139
 7.70%, 09/20/04 .................................       400,000         413,260
                                                                     -----------
                                                                       1,713,494
                                                                     -----------
Federal Home Loan Mortgage Corp. - 3.32%
 5.99%, 12/01/03 .................................     1,650,000       1,604,146
 6.64%, 03/10/04 .................................       500,000         496,260
 5.75%, 04/15/08 .................................     3,550,000       3,269,976
                                                                     -----------
                                                                       5,370,382
                                                                     -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1999
--------------------------------------------------------------------------------
Intermediate Fixed Income Fund (continued)

                                                                           Principal
                                                                            Amount          Value
                                                                         ------------   -------------
FIXED INCOME SECURITIES - (continued)
Federal National Mortgage Association - 10.52%
 6.45%, 04/23/01 .....................................................    $  150,000     $   150,000
 5.13%, 02/13/04 .....................................................     9,058,000       8,517,871
 5.75%, 06/15/05 .....................................................     5,715,000       5,435,251
 6.38%, 06/15/09 .....................................................     3,034,000       2,896,287
                                                                                         -----------
                                                                                          16,999,409
                                                                                         -----------
Financing Corp. Coupon Strip - 0.20%
 0.00%, 04/06/02 * ...................................................       375,000         323,284
                                                                                         -----------
Guaranteed Export Trust - 0.80%
 6.13%, 06/15/04 .....................................................       264,706         254,370
 6.28%, 06/15/04 .....................................................       258,824         255,311
 6.55%, 06/15/04 .....................................................       794,113         781,703
                                                                                         -----------
                                                                                           1,291,384
                                                                                         -----------
Resolution Funding Strip - 3.46%
 0.00%, 07/15/08 * ...................................................     2,700,000       1,504,710
 0.00%, 10/15/08 * ...................................................     3,900,000       2,138,370
 0.00%, 04/15/09 * ...................................................     3,690,000       1,953,449
                                                                                         -----------
                                                                                           5,596,529
                                                                                         -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $32,639,657) ..........                    31,294,482
                                                                                         -----------
Collateralized Mortgage Obligations - 36.39%
Collateralized Mortgage Obligation Trust - 0.01%
 8.20%, 05/20/04 .....................................................        12,371          12,479
                                                                                         -----------
Federal Home Loan Mortgage Corp. - 28.67%
 5.85%, 02/15/18 .....................................................       784,742         781,289
 6.40%, 01/15/19 .....................................................     1,000,000         998,110
 6.25%, 05/15/19 .....................................................     1,000,000         987,710
 6.00%, 07/15/19 .....................................................     1,500,000       1,476,510
 5.50%, 10/15/19 .....................................................     1,800,000       1,684,953
 5.75%, 02/15/20 .....................................................     1,750,000       1,653,202
 6.00%, 02/15/20 .....................................................     1,000,000         982,000
 6.00%, 05/15/20 .....................................................     1,550,000       1,493,681
 6.00%, 12/15/20 .....................................................     3,000,000       2,869,905
 5.50%, 01/15/21 .....................................................     3,825,000       3,571,722
 6.50%, 01/25/21 .....................................................     2,000,000       1,971,460
 5.25%, 02/15/21 .....................................................     2,000,000       1,838,666
 5.50%, 04/15/21 .....................................................     6,900,000       6,420,663
 6.00%, 04/15/21 .....................................................     2,450,000       2,328,086
 5.75%, 05/15/21 .....................................................     1,600,000       1,563,760
 6.00%, 02/15/22 .....................................................     1,000,000         947,175
 6.00%, 03/15/22 .....................................................     3,571,900       3,387,189
 5.75%, 02/15/23 .....................................................     1,600,000       1,468,424
 6.75%, 05/15/23 .....................................................     1,000,000         978,400
 5.50%, 07/15/23 .....................................................     3,300,000       2,954,748
 5.75%, 09/15/23 .....................................................     2,000,000       1,854,810
 5.75%, 03/15/24 .....................................................     2,000,000       1,853,810
 6.00%, 02/15/25 .....................................................     2,500,000       2,268,582
                                                                                         -----------
                                                                                          46,334,855
                                                                                         -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $61,039,800) .........                    58,806,382
                                                                                         -----------



See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)    December 31, 1999
--------------------------------------------------------------------------------
Intermediate Fixed Income Fund (continued)

                                                                                               Principal
                                                                                                Amount           Value
                                                                                             ------------   ---------------
FIXED INCOME SECURITIES - (continued)
Federal National Mortgage Association - 7.71%
 5.95%, 05/25/05 .........................................................................    $  314,676      $   313,555
 5.40%, 11/25/05 .........................................................................       329,577          327,220
 6.00%, 04/01/09 .........................................................................         9,981            9,571
 5.25%, 09/25/16 .........................................................................         7,271            7,234
 9.00%, 06/25/18 .........................................................................        67,426           70,034
 6.60%, 09/25/18 .........................................................................        63,316           63,158
 5.50%, 02/25/19 .........................................................................       566,098          561,682
 6.25%, 07/25/19 .........................................................................       600,000          591,384
 5.50%, 07/25/20 .........................................................................     1,850,000        1,729,139
 5.50%, 08/25/21 .........................................................................       720,000          697,810
 5.75%, 11/18/21 .........................................................................     3,000,000        2,845,095
 5.75%, 09/18/22 .........................................................................       725,000          671,206
 6.00%, 01/17/23 .........................................................................     1,350,000        1,269,473
 6.25%, 01/25/23 .........................................................................     2,000,000        1,921,700
 6.00%, 03/25/25 .........................................................................     1,500,000        1,380,787
                                                                                                             ------------
                                                                                                               12,459,048
                                                                                                             ------------
U.S. Government Obligations - 5.42%
U.S. Treasury Notes
 11.88%, 11/15/03 ........................................................................     3,360,000        3,971,789
  7.88%, 11/15/04 ........................................................................       200,000          211,544
 12.00%, 05/15/05 ........................................................................     3,685,000        4,583,219
                                                                                                             ------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,915,149) ........................................                      8,766,552
                                                                                                             ------------
TOTAL FIXED INCOME SECURITIES - 97.39% (Cost $163,033,000) (1) ...........................                    157,404,151
                                                                                                             ------------
CASH AND OTHER ASSETS NET OF LIABILITIES - 2.61% .........................................                      4,212,160
                                                                                                             ------------
NET ASSETS - 100.00% .....................................................................                   $161,616,311
                                                                                                             ============
(1) Aggregate cost for federal income tax purposes is $163,033,000 and net unrealized depreciation is as follows:
 Gross unrealized appreciation ...........................................................                    $    37,418
 Gross unrealized depreciation ...........................................................                     (5,666,267)
                                                                                                             ------------
  Net unrealized depreciation ............................................................                   ($ 5,628,849)
                                                                                                              ===========
* Zero coupon bond

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)             December 31, 1999
--------------------------------------------------------------------------------
Fixed Income Fund


                                      Principal
                                       Amount          Value
                                    ------------   ------------
FIXED INCOME SECURITIES - 98.25%
Corporate Bonds - 36.48%
Bank & Insurance - 7.32%
BankAmerica Corp.
 6.85%, 03/01/03 ................    $ 250,000      $  247,500
 6.63%, 08/01/07 ................      100,000          95,625
 6.63%, 10/15/07 ................      150,000         143,437
KeyCorp
 6.75%, 03/15/06 ................      280,000         265,300
NationsBank Corp.
 7.50%, 09/15/06 ................      175,000         175,438
 6.38%, 02/15/08 ................      200,000         186,250
Travelers Property Casualty Corp.
 7.20%, 02/01/04 ................      100,000          98,875
U.S. Bancorp
 6.50%, 02/01/08 ................      900,000         838,125
Wells Fargo & Co.
 6.25%, 04/15/08 ................      105,000          97,125
                                                    ----------
                                                     2,147,675
                                                    ----------
Financial Services - 17.49%
American General Finance Corp.
 6.20%, 03/15/03 ................      500,000         484,375
Associates Corp. of North America
 6.38%, 10/15/02 ................      120,000         118,050
 6.10%, 01/15/05 ................      200,000         190,000
 7.55%, 07/17/06 ................      600,000         600,750
Beneficial Corp.
 9.47%, 03/09/01 ................       20,000          20,525
 6.75%, 07/20/04 ................      100,000          97,375
 6.94%, 12/15/06 ................      100,000          97,375
Citigroup, Inc.
 9.50%, 03/01/02 ................       75,000          78,600
Commercial Credit Co.
 6.63%, 11/15/06 ................      225,000         213,187
Finova Capital Corp.
 6.50%, 07/28/02 ................      300,000         294,375
 6.20%, 03/01/04 ................      100,000          95,375
 6.90%, 06/19/04 ................      100,000          97,750
 6.75%, 03/09/09 ................      200,000         186,750
Ford Motor Credit Co.
 6.70%, 07/16/04 ................      200,000         196,000
 7.75%, 03/15/05 ................      225,000         229,219
 6.38%, 11/05/08 ................      450,000         417,375
General Motors Acceptance Corp.
 6.50%, 12/05/05 ................       50,000          47,750
 6.13%, 01/22/08 ................      350,000         319,813
Household Finance Corp.
 6.70%, 06/15/02 ................       75,000          74,250
 7.65%, 05/15/07 ................      100,000          99,875
Lehman Brothers, Inc.
 7.63%, 06/01/06 ................       80,000          78,900
Merrill Lynch & Co., Inc.
 6.56%, 12/16/07 ................      150,000         141,562

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1999
--------------------------------------------------------------------------------
Fixed Income Fund (continued)

                                                       Principal
                                                        Amount          Value
                                                     ------------   -------------
FIXED INCOME SECURITIES - (continued)
Morgan Stanley Dean Witter Discover & Co.
 6.88%, 03/01/07 .................................    $ 125,000      $   121,094
Salomon Smith Barney Holdings, Inc.
 7.00%, 03/15/04 .................................      150,000          147,750
 7.38%, 05/15/07 .................................      100,000           97,250
Sears Roebuck Acceptance Corp.
 6.25%, 01/15/04 .................................       50,000           47,813
 6.13%, 01/15/06 .................................      100,000           91,500
 6.70%, 11/15/06 .................................      400,000          372,500
Transamerica Financial Corp.
 7.51%, 04/15/02 .................................       75,000           75,562
                                                                     -----------
                                                                       5,132,700
                                                                     -----------
Industrial - 11.67%
Enron Corp.
 6.63%, 11/15/05 .................................      450,000          428,063
 6.40%, 07/15/06 .................................      150,000          138,562
MCI Worldcom, Inc.
 7.75%, 04/01/07 .................................      500,000          509,375
Northwest Pipeline Corp.
 6.63%, 12/01/07 .................................      700,000          656,250
Philip Morris Cos., Inc.
 7.50%, 01/15/02 .................................      175,000          173,906
 6.80%, 12/01/03 .................................       50,000           47,938
Raytheon Co.
 6.30%, 03/15/05 .................................      550,000          510,125
 6.15%, 11/01/08 .................................      500,000          442,500
TCI Communications, Inc. (FRN) (MTN)
 6.88%, 02/15/06 .................................      300,000          292,500
Transcontinental Gas Pipeline
 6.25%, 01/15/08 .................................      250,000          225,625
                                                                     -----------
                                                                       3,424,844
                                                                     -----------
TOTAL CORPORATE BONDS (Cost $11,344,638) .........                    10,705,219
                                                                     -----------
U.S. Government Agency Obligations - 12.42%
Federal Home Loan Bank - 2.30%
 7.13%, 11/18/02 .................................      315,000          318,733
 5.77%, 02/03/04 .................................      160,000          153,931
 7.52%, 05/24/04 .................................      150,000          153,735
 5.95%, 01/19/06 .................................       50,000           47,566
                                                                     -----------
                                                                         673,965
                                                                     -----------
Federal Home Loan Mortgage Corp. - 3.49%
 5.75%, 04/15/08 .................................      910,000          838,219
 6.00%, 04/15/25 .................................      200,000          186,041
                                                                     -----------
                                                                       1,024,260
                                                                     -----------
Federal National Mortgage Association - 3.71%
 5.13%, 02/13/04 .................................      937,000          881,127
 5.75%, 06/15/05 .................................      100,000           95,105
 0.00%, 10/09/19* ................................      450,000          112,235
                                                                     -----------
                                                                       1,088,467
                                                                     -----------
Guaranteed Export Trust - 0.10%
 6.13%, 06/15/04 .................................       31,765           30,524
                                                                     -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1999
--------------------------------------------------------------------------------
Fixed Income Fund (continued)

                                                                         Principal
                                                                          Amount          Value
                                                                       ------------   ------------
FIXED INCOME SECURITIES - (continued)
Resolution Funding Strip - 2.82%
 0.00%, 10/15/11* ..................................................    $  260,000     $  114,660
 0.00%, 04/15/16* ..................................................       310,000         99,222
 0.00%, 01/15/17* ..................................................     1,385,000        421,331
 0.00%, 04/15/17* ..................................................       250,000         74,860
 0.00%, 01/15/19* ..................................................       440,000        116,824
                                                                                       ----------
                                                                                          826,897
                                                                                       ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,725,936) .........                    3,644,113
                                                                                       ----------
Collateralized Mortgage Obligations - 41.33%
Collateralized Mortgage Obligation Trust - 0.01%
 8.65%, 03/01/03 ...................................................         2,925          2,912
                                                                                       ----------
Federal Home Loan Mortgage Corp. - 29.17%
 6.25%, 05/15/19 ...................................................       250,000        246,956
 6.50%, 10/15/19 ...................................................       200,000        195,562
 6.00%, 10/15/21 ...................................................       600,000        572,178
 5.95%, 02/15/22 ...................................................       500,000        475,480
 6.00%, 02/15/22 ...................................................       200,000        192,658
 6.65%, 07/15/22 ...................................................       150,000        146,434
 5.25%, 10/15/22 ...................................................       700,000        629,829
 6.20%, 01/15/23 ...................................................       100,000         94,387
 5.75%, 02/15/23 ...................................................       700,000        642,436
 6.00%, 02/15/23 ...................................................       200,000        190,645
 6.75%, 05/15/23 ...................................................       200,000        195,680
 5.75%, 06/15/23 ...................................................       550,000        505,145
 5.50%, 07/15/23 ...................................................     1,000,000        895,378
 5.75%, 09/15/23 ...................................................       600,000        556,443
 6.00%, 11/15/23 ...................................................       100,000         93,331
 6.00%, 12/15/23 ...................................................       400,000        372,881
 6.00%, 01/15/24 ...................................................       300,000        279,497
 5.50%, 03/15/24 ...................................................       400,000        358,233
Federal National Mortgage Association - 12.15%
 7.50%, 07/25/18 ...................................................         3,405          3,400
 6.00%, 09/25/18 ...................................................        40,000         39,317
 6.50%, 03/25/19 ...................................................       150,000        148,476
 6.50%, 04/25/19 ...................................................       150,000        149,272
 3.50%, 05/25/19 ...................................................       125,000        118,315
 6.85%, 10/25/20 ...................................................        40,000         39,772
 6.75%, 11/25/20 ...................................................       200,000        198,452
 6.75%, 05/25/21 ...................................................       200,000        198,464
 6.50%, 10/25/21 ...................................................       200,000        193,838
 6.00%, 12/18/22 ...................................................       600,000        560,157
 5.75%, 12/25/22 ...................................................       500,000        456,778
 5.75%, 02/18/23 ...................................................       500,000        463,113
 6.00%, 03/25/23 ...................................................       500,000        473,801
 7.00%, 06/25/23 ...................................................       200,000        197,434
 6.00%, 01/25/25 ...................................................       150,000        140,552
 6.00%, 03/25/25 ...................................................       200,000        184,105
                                                                                       ----------
                                                                                        3,565,246

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1999
--------------------------------------------------------------------------------
Fixed Income Fund (continued)

                                                                                               Principal
                                                                                                Amount           Value
                                                                                             ------------   ---------------
FIXED INCOME SECURITIES - (continued)
Collateralized Mortgage Obligation - (continued)
 5.75%, 03/15/24 .........................................................................    $ 900,000       $   829,474
 6.00%, 03/15/24 .........................................................................      500,000           461,593
 6.00%, 07/15/24 .........................................................................      175,000           163,052
 6.00%, 11/15/24 .........................................................................      500,000           464,217
                                                                                                              -----------
                                                                                                                8,561,489
                                                                                                              -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,672,869) .............................                     12,129,647
                                                                                                              -----------
U.S. Government Obligations - 8.02%
U.S. Treasury Notes
 7.00%, 07/15/06 .........................................................................      890,000           911,921
 6.25%, 02/15/07 .........................................................................      725,000           713,922
 7.50%, 11/15/16 .........................................................................      532,000           569,522
 8.88%, 08/15/17 .........................................................................      130,000           157,134
                                                                                                              -----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,360,828) ........................................                      2,352,499
                                                                                                              -----------
TOTAL FIXED INCOME SECURITIES - 98.25% (Cost $30,104,271)(1) .............................                     28,831,478
                                                                                                              -----------
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.75% .........................................                        514,022
                                                                                                              -----------
NET ASSETS - 100.00% .....................................................................                    $29,345,500
                                                                                                              ===========
(1) Aggregate cost for federal income tax purposes is $30,104,271 and net unrealized depreciation is as follows:
 Gross unrealized appreciation ...........................................................                    $    60,635
 Gross unrealized depreciation ...........................................................                     (1,333,428)
                                                                                                              -----------
  Net unrealized depreciation .. ............................................... .........                   ($ 1,272,793)
                                                                                                              ===========

* Zero coupon bond
FRN - Fixed Rate Note
MTN - Medium Term Note

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1999
--------------------------------------------------------------------------------
Balanced Fund

                                                  Shares        Value
                                                 --------   -------------
COMMON STOCKS - 60.62%
Business Equipment and Services - 0.52%
Automatic Data Processing, Inc. ..............    17,200     $   926,650
                                                             -----------
Capital Goods - 5.85%
Cooper Industries, Inc. ......................     7,200         291,150
Delphi Automotive Systems Corp. ..............     6,360         100,170
Emerson Electric Co. .........................    14,500         831,937
General Electric Co. .........................    32,300       4,998,425
Honeywell International, Inc. ................    12,075         696,577
PPG Industries, Inc. .........................    15,300         957,206
Tyco International, Ltd. .....................    63,796       2,480,070
                                                             -----------
                                                              10,355,535
                                                             -----------
Consumer Durables - 1.09%
Ford Motor Co. ...............................    19,600       1,047,375
General Motors Corp. .........................    12,100         879,519
                                                             -----------
                                                               1,926,894
                                                             -----------
Consumer Non-Durables - 3.51%
Anheuser-Busch Cos., Inc. ....................     5,200         368,550
Bestfoods ....................................    15,100         793,694
Eastman Kodak Co. ............................     9,000         596,250
General Mills, Inc. ..........................     9,100         325,325
PepsiCo, Inc. ................................    33,300       1,173,825
Philip Morris Cos., Inc. .....................    50,800       1,177,925
Procter & Gamble Co. .........................     9,200       1,007,975
Sara Lee Corp. ...............................    34,900         769,981
                                                             -----------
                                                               6,213,525
                                                             -----------
Consumer Services - 1.25%
Disney (Walt) Co. ............................    22,500         658,125
Hilton Hotels Corp. ..........................    22,400         215,600
Knight-Ridder, Inc. ..........................     8,400         499,800
Time Warner, Inc. ............................    11,500         833,031
                                                             -----------
                                                               2,206,556
                                                             -----------
Energy - 3.61%
Atlantic Richfield Co. .......................     1,100          95,150
Baker Hughes, Inc. ...........................    22,000         463,375
BP Amoco Plc. ................................    24,522       1,454,461
Burlington Resources, Inc. ...................     7,150         236,397
Chevron Corp. ................................     7,500         649,688
Exxon Mobil Corp. ............................    19,853       1,599,407
Royal Dutch Petroleum Co. ....................     7,200         435,150
Schlumberger, Ltd. ...........................     8,900         500,625
Texaco, Inc. .................................    16,500         896,156
Transocean Sedco Forex, Inc. .................     1,723          58,045
                                                             -----------
                                                               6,388,454
                                                             -----------
Financial Services - 8.37%
American International Group, Inc. ...........    12,818       1,385,946
Associates First Capital Corp. Cl. A .........    18,006         494,040
Bank of America Corp. ........................    30,826       1,547,080
Bank One Corp. ...............................     6,400         205,200
Chase Manhattan Corp. ........................    42,264       3,283,385
Chubb Corp. ..................................    15,000         844,687
Citigroup, Inc. ..............................    48,525       2,696,170

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1999
--------------------------------------------------------------------------------
Balanced Fund (continued)

                                                    Shares         Value
                                                  ----------   -------------
COMMON STOCKS - (continued)
Financial Services - (continued)
Federal National Mortgage Association .........     45,500      $ 2,840,906
Morgan (J.P.) & Co., Inc. .....................      6,100          772,412
U.S. Bancorp ..................................     31,250          744,141
                                                                -----------
                                                                 14,813,967
                                                                -----------
Health Care - 7.06%
ALZA Corp. * ..................................      7,800          270,075
Baxter International, Inc. ....................     16,300        1,023,844
Bristol-Myers Squibb Co. ......................     24,800        1,591,850
Columbia/HCA Healthcare Corp. .................     18,825          551,808
IMS Health, Inc. ..............................     14,400          391,500
Johnson & Johnson .............................     14,200        1,322,375
Lilly (Eli) & Co. .............................     19,500        1,296,750
Merck & Co., Inc. .............................     28,500        1,911,281
Schering-Plough Corp. .........................     34,700        1,463,906
United HealthCare Corp. .......................     12,750          677,344
Warner-Lambert Co. ............................     24,200        1,982,887
                                                                -----------
                                                                 12,483,620
                                                                -----------
Multi-Industry - 0.37%
Minnesota Mining & Mfg. Co. ...................      6,700          655,763
                                                                -----------
Raw Materials - 1.81%
Aluminum Co. of America .......................     10,700          888,100
Dow Chemical Co. ..............................      6,000          801,750
Dupont (E.I.) de Nemours & Co. ................     13,585          894,912
Monsanto Co. ..................................     17,500          623,438
                                                                -----------
                                                                  3,208,200
                                                                -----------
Retail - 3.17%
Abercrombie & Fitch Co. Cl. A * ...............     17,644          470,874
Albertson's, Inc. .............................     23,050          743,362
Costco Wholesale Corp. * ......................      8,000          730,000
Dillard's, Inc. Cl. A .........................      1,950           39,366
May Department Stores Co. .....................     22,425          723,206
Penney (J.C.), Co., Inc. ......................     17,900          356,881
Walgreen Co. ..................................     25,000          731,250
Wal-Mart Stores, Inc. .........................     26,100        1,804,163
                                                                -----------
                                                                  5,599,102
                                                                -----------
Shelter - 0.57%
Georgia-Pacific Group .........................      9,700          492,275
Kimberly-Clark Corp. ..........................      8,000          522,000
                                                                -----------
                                                                  1,014,275
                                                                -----------
Technology - 16.78%
Applied Materials, Inc. * .....................      1,200          152,025
BMC Software, Inc. * ..........................      6,300          503,606
Boeing Co. ....................................      6,700          278,469
Cisco Systems, Inc. * .........................     24,100        2,581,713
Compaq Computer Corp. .........................    101,334        2,742,351
Dell Computer Corp. * .........................     10,300          525,300
EMC Corp. * ...................................     10,700        1,168,975
Hewlett-Packard Co. ...........................     24,000        2,734,500
Intel Corp. ...................................     56,500        4,650,656

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1999
--------------------------------------------------------------------------------
Balanced Fund (continued)


                                                    Shares         Value
                                                   --------   --------------
COMMON STOCKS - (continued)
Technology - (continued)
International Business Machines Corp. ..........    26,000     $  2,808,000
Lucent Technologies, Inc. ......................    28,928        2,164,176
Microsoft Corp. * ..............................    32,100        3,747,675
Motorola, Inc. .................................    16,850        2,481,162
Parametric Technology Corp. * ..................    37,000        1,001,313
Raytheon Co. Cl. A .............................       357            8,858
Seagate Technology, Inc. * .....................    26,000        1,210,625
Sun Microsystems, Inc. * .......................     8,200          634,987
Xerox Corp. ....................................    13,000          294,938
                                                               ------------
                                                                 29,689,329
                                                               ------------
Transportation - 0.69%
AMR Corp. * ....................................    12,600          844,200
CSX Corp. ......................................    12,000          376,500
                                                               ------------
                                                                  1,220,700
                                                               ------------
Utilities - 5.97%
AT & T Corp. ...................................    27,625        1,401,969
Edison International ...........................    24,000          628,500
El Paso Natural Gas Co. ........................     7,200          279,450
GTE Corp. ......................................    22,100        1,559,431
MCI WorldCom, Inc. * ...........................    30,614        1,624,429
PECO Energy Co. ................................    11,000          382,250
PG&E Corp. .....................................    22,063          452,292
SBC Communications, Inc. .......................    39,334        1,917,532
Unicom Corp. ...................................    16,900          566,150
Vodafone AirTouch plc ADR ......................    35,500        1,757,250
                                                               ------------
                                                                 10,569,253
                                                               ------------
TOTAL COMMON STOCKS (Cost $77,617,163) .........                107,271,823
                                                               ------------


                                     Principal
                                      Amount          Value
                                   ------------   ------------
FIXED INCOME SECURITIES - 37.33%
Corporate Bonds - 10.44%
Bank and Insurance - 1.67%
Bank of America Corp.
 6.63%, 10/15/07 ...............    $  250,000       239,062
Chase Manhattan Corp.
 7.13%, 02/01/07 ...............       200,000       197,250
KeyCorp
 6.75%, 03/15/06 ...............       245,000       232,138
NationsBank Corp.
 7.50%, 09/15/06                       275,000       275,687
 6.38%, 02/15/08 ...............       400,000       372,500
U.S. Bancorp
 6.50%, 02/01/08 ...............     1,650,000     1,536,563
Wells Fargo & Co.
 6.25%, 04/15/08 ...............       105,000        97,125
                                                   ---------
                                                   2,950,325
                                                   ---------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1999
--------------------------------------------------------------------------------
Balanced Fund (continued)

                                              Principal
                                               Amount          Value
                                            ------------   ------------
FIXED INCOME SECURITIES - (continued)
Financial Services - 5.51%
American General Finance Corp.
 7.45%, 07/01/02 ........................    $  175,000     $  176,312
 6.20%, 03/15/03 ........................       600,000        581,250
 Associates Corp. of North America
 6.38%, 10/15/02 ........................        50,000         49,188
 5.50%, 02/15/04 ........................        25,000         23,531
 6.10%, 01/15/05 ........................       200,000        190,000
 7.63%, 04/27/05 ........................       125,000        126,719
 7.55%, 07/17/06 ........................     1,000,000      1,001,250
Beneficial Corp.
 10.10%, 11/27/00 .......................       150,000        154,822
 9.47%, 03/09/01 ........................        30,000         30,788
 6.75%, 07/20/04 ........................        25,000         24,344
 6.96%, 02/13/06 ........................       150,000        146,625
 6.94%, 12/15/06 ........................       100,000         97,375
Citigroup, Inc.
 9.50%, 03/01/02 ........................        25,000         26,200
 6.63%, 09/15/05 ........................       150,000        145,125
Commercial Credit Co.
 6.63%, 11/15/06 ........................       275,000        260,562
Finova Capital Corp.
 6.12%, 05/28/02 ........................       200,000        194,500
 6.50%, 07/28/02 ........................       460,000        451,375
 6.20%, 03/01/04 ........................        50,000         47,688
 6.90%, 06/19/04 ........................       125,000        122,187
 6.75%, 03/09/09 ........................       300,000        280,125
Ford Motor Credit Co.
 6.55%, 07/07/03 ........................       125,000        122,500
 7.75%, 03/15/05 ........................       300,000        305,625
 6.38%, 11/05/08 ........................       775,000        718,813
 7.38%, 10/28/09 ........................       500,000        495,000
General Motors Acceptance Corp.
 6.60%, 11/22/04 ........................       175,000        169,750
 6.15%, 04/05/07 ........................       700,000        646,625
 6.13%, 01/22/08 ........................       500,000        456,875
Household Finance Corp.
 6.70%, 06/15/02 ........................        50,000         49,500
 7.25%, 07/15/03 ........................       125,000        124,844
 7.65%, 05/15/07 ........................       200,000        199,750
Lehman Brothers, Inc.
 7.63%, 06/01/06 ........................       540,000        532,575
Merrill Lynch & Co., Inc.
 6.00%, 07/15/05 ........................        25,000         23,406
 6.56%, 12/16/07 ........................       250,000        235,937
Morgan Stanley Dean Witter Discover & Co.
 6.88%, 03/01/07 ........................       125,000        121,094
Salomon Smith Barney Holdings, Inc.
 6.50%, 10/15/02 ........................       125,000        122,969
 7.00%, 06/15/03 ........................       325,000        322,562
 7.00%, 03/15/04 ........................       275,000        270,875
Sears Roebuck Acceptance Corp.
 6.90%, 08/01/03 ........................       125,000        121,719
 6.13%, 01/15/06 ........................        50,000         45,750

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1999
--------------------------------------------------------------------------------
Balanced Fund (continued)

                                                       Principal
                                                        Amount          Value
                                                     ------------   -------------
FIXED INCOME SECURITIES (continued)
Corporate Bonds (continued)
Transamerica Corp.
 6.75%, 11/15/06 .................................    $  200,000     $   187,750
Transamerica Financial Corp.
 7.51%, 04/15/02 .................................        30,000          30,225
Travelers Property Casualty Corp.
 6.88%, 12/15/03 .................................        25,000          24,687
 7.20%, 02/01/04 .................................       100,000          98,875
 6.75%, 11/15/06 .................................       200,000         191,250
                                                                     -----------
                                                                       9,748,922
                                                                     -----------
Industrial - 3.26%
Enron Corp.
 6.63%, 11/15/05 .................................       750,000         713,437
 6.40%, 07/15/06 .................................       150,000         138,563
MCI Worldcom, Inc.
 7.75%, 04/01/07 .................................       500,000         509,375
Northwest Pipeline Corp.
 6.63%, 12/01/07 .................................       800,000         750,000
Philip Morris Cos., Inc.
 7.50%, 01/15/02 .................................        50,000          49,687
 8.25%, 10/15/03 .................................        75,000          75,656
 6.80%, 12/01/03 .................................        30,000          28,763
 6.38%, 02/01/06 .................................        25,000          22,750
Raytheon Co.
 6.30%, 03/15/05 .................................       750,000         695,625
 6.15%, 11/01/08 .................................     1,100,000         973,500
Service Corp. International
 6.00%, 12/15/05 .................................       500,000         378,750
TCI Communications, Inc. (FRN) (MTN)
 6.88%, 02/15/06 .................................       825,000         804,375
Transcontinental Gas Pipeline
 6.13%, 01/15/05 .................................       300,000         277,875
 6.25%, 01/15/08 .................................       400,000         361,000
                                                                     -----------
                                                                       5,779,356
                                                                     -----------
TOTAL CORPORATE BONDS (Cost $19,569,523) .........                    18,478,603
                                                                     -----------
U.S. Government Agency Obligations - 10.88%
Federal Farm Credit Bank - 0.45%
 6.35%, 10/30/03 .................................       500,000         492,480
 6.60%, 02/06/04 .................................       300,000         297,339
                                                                     -----------
                                                                         789,819
                                                                     -----------
Federal Home Loan Bank - 2.22%
 7.52%, 05/24/04 .................................       300,000         307,470
 6.91%, 06/03/04 .................................       350,000         350,689
 7.36%, 07/01/04 .................................       665,000         677,908
 6.38%, 08/15/06 .................................     2,685,000       2,597,039
                                                                     -----------
                                                                       3,933,106
                                                                     -----------
Federal Home Loan Mortgage Corp. - 5.32%
 5.99%, 12/01/03 .................................       150,000         145,831
 6.65%, 03/10/04 .................................       780,000         774,166
 8.00%, 01/26/05 .................................       260,000         272,470
 6.75%, 05/30/06 .................................     1,570,000       1,550,658

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1999
--------------------------------------------------------------------------------
Balanced Fund (continued)

                                                     Principal
                                                      Amount          Value
                                                   ------------   -------------
U.S. Government Agency Obligations - (continued)
Federal Home Loan Mortgage Corp. - (continued)
 6.40%, 12/13/06 ...............................    $  275,000     $   265,743
 7.10%, 04/10/07 ...............................     3,275,000       3,287,347
 5.75%, 04/15/08 ...............................     3,380,000       3,113,386
                                                                   -----------
                                                                     9,409,601
                                                                   -----------
Collateralized Mortgage Obligations - 14.65%
Federal Home Loan Mortgage Corp. - 10.75%
 6.25%, 05/15/19 ...............................       100,000          98,771
 6.50%, 10/15/19 ...............................       200,000         195,562
 7.00%, 02/15/21 ...............................       100,000          98,989
 5.50%, 04/15/21 ...............................     1,200,000       1,116,200
 5.75%, 04/15/21 ...............................        50,000          48,912
 6.00%, 09/15/21 ...............................       500,000         476,207
 6.50%, 09/15/21 ...............................       550,000         529,609
 6.00%, 10/15/21 ...............................       800,000         762,904
 5.95%, 11/15/21 ...............................       300,000         284,820
 6.50%, 11/15/21 ...............................       600,000         583,730
 5.95%, 02/15/22 ...............................       700,000         665,672
 6.00%, 02/15/22 ...............................       100,000          96,329
 6.00%, 05/15/22 ...............................       450,000         422,253
 6.65%, 07/15/22 ...............................       100,000          97,623
 5.25%, 10/15/22 ...............................     1,000,000         899,755
 6.25%, 11/15/22 ...............................       150,000         145,779
 6.50%, 11/15/22 ...............................       100,000          96,779
 7.00%, 01/15/23 ...............................       200,000         197,830
 5.75%, 02/15/23 ...............................     1,000,000         917,765
 6.00%, 02/15/23 ...............................       193,000         183,972
 6.50%, 02/15/23 ...............................       400,000         388,920
 6.75%, 05/15/23 ...............................       150,000         146,760
 5.75%, 06/15/23 ...............................       800,000         734,756
 5.50%, 07/15/23 ...............................       750,000         671,534
 5.75%, 09/15/23 ...............................       800,000         741,924
 6.00%, 11/15/23 ...............................     1,100,000       1,026,647
 6.00%, 12/15/23 ...............................     1,300,000       1,216,521
 5.50%, 01/15/24 ...............................     1,500,000       1,349,978
 6.00%, 01/15/24 ...............................       150,000         139,748
 5.50%, 03/15/24 ...............................       600,000         537,349
 5.75%, 03/15/24 ...............................     1,000,000         922,165
 5.50%, 04/15/24 ...............................       500,000         452,972
 5.75%, 07/15/24 ...............................     1,000,000         917,765
 6.00%, 07/15/24 ...............................       500,000         465,863
 6.00%, 11/15/24 ...............................     1,000,000         928,435
 6.15%, 06/15/25 ...............................       500,000         462,347
                                                                   -----------
                                                                    19,023,145
                                                                   -----------
Federal National Mortgage Association - 2.26%
 6.38%, 06/15/09 ...............................     3,926,000       3,747,799
 0.00%, 10/09/19 ** ............................     1,010,000         251,904
                                                                   -----------
                                                                     3,999,703
                                                                   -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1999
--------------------------------------------------------------------------------
Balanced Fund (continued)

                                                                                               Principal
                                                                                                Amount            Value
                                                                                             ------------   ----------------
Collateralized Mortgage Obligations - (continued)
Federal National Mortgage Association - 3.69%
 6.00%, 09/25/18 .........................................................................    $   50,000      $     49,146
 6.85%, 10/25/20 .........................................................................        50,000            49,716
 6.75%, 11/25/20 .........................................................................       100,000            98,848
 6.75%, 05/25/21 .........................................................................       100,000            99,232
 6.50%, 10/25/21 .........................................................................       600,000           581,514
 6.50%, 11/25/21 .........................................................................       100,000            96,921
 6.00%, 02/25/22 .........................................................................       500,000           473,730
 6.50%, 04/25/22 .........................................................................       379,000           367,043
 6.50%, 07/18/22 .........................................................................       500,000           485,565
 6.00%, 07/25/22 .........................................................................        50,000            47,456
 6.50%, 07/25/22 .........................................................................       350,000           339,258
 6.80%, 09/25/22 .........................................................................       300,000           295,146
 6.50%, 11/25/22 .........................................................................       200,000           193,088
 5.75%, 12/25/22 .........................................................................     1,500,000         1,370,332
 5.75%, 02/18/23 .........................................................................     1,000,000           926,225
 7.00%, 06/25/23 .........................................................................       125,000           123,396
 6.00%, 05/25/25 .........................................................................     1,000,000           922,275
                                                                                                              ------------
                                                                                                                 6,518,891
                                                                                                              ------------
Government National Mortgage Association - 0.21%
 6.00%, 11/20/25 .........................................................................       400,000           375,429
                                                                                                              ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,965,234) .............................                      25,917,465
                                                                                                              ------------
Resolution Funding Strip - 0.43%
 0.00%, 07/15/12 ** ......................................................................       510,000           212,976
 0.00%, 04/15/14 ** ......................................................................       150,000            55,144
 0.00%, 10/15/15 ** ......................................................................        45,000            14,893
 0.00%, 04/15/18 ** ......................................................................       800,000           223,408
 0.00%, 01/15/19 ** ......................................................................       980,000           260,200
                                                                                                              ------------
                                                                                                                   766,621
                                                                                                              ------------
Student Loan Marketing Association - 0.20%
 6.35%, 03/17/03 .........................................................................       350,000           346,280
                                                                                                              ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $20,114,649) ..............................                      19,245,130
                                                                                                              ------------
U.S. Government Obligations - 1.36%
U.S. Treasury Notes
 7.00%, 07/15/06 .........................................................................       830,000           850,443
 6.50%, 10/15/06 .........................................................................     1,245,000         1,242,137
 6.25%, 02/15/07 .........................................................................       325,000           320,034
                                                                                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,463,347) ........................................                       2,412,614
                                                                                                              ------------
TOTAL FIXED INCOME SECURITIES (Cost $69,112,753) .........................................                      66,053,812
                                                                                                              ------------
TOTAL INVESTMENTS - 97.95% (Cost $146,729,916)(1) ........................................                     173,325,635
                                                                                                              ------------
CASH AND OTHER ASSETS NET OF LIABILITIES - 2.05% .........................................                       3,621,762
                                                                                                              ------------
NET ASSETS - 100.00% .....................................................................                    $176,947,397
                                                                                                              ============
(1) Aggregate cost for federal income tax purposes is $146,729,916 and net unrealized appreciation is as follows:
 Gross unrealized appreciation ...........................................................                    $ 32,665,331
 Gross unrealized depreciation ...........................................................                      (6,069,612)
                                                                                                              ------------
  Net unrealized appreciation ............................................................                    $ 26,595,719
                                                                                                              ============
  * Non-dividend paying stock
  ** Zero coupon bond
  FRN - Fixed Rate Note
  MTN - Medium Term Note

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1999
--------------------------------------------------------------------------------
Equity Investment Fund

                                                   Shares         Value
                                                 ----------   -------------
COMMON STOCKS -- 99.88%
Business Equipment and Services -- 1.14%
Automatic Data Processing, Inc. ..............     50,500      $ 2,720,688
                                                               -----------
Capital Goods -- 10.10%
Cooper Industries, Inc. ......................     22,500          909,844
Delphi Automotive Systems Corp. ..............     14,328          225,666
Emerson Electric Co. .........................     33,000        1,893,375
General Electric Co. .........................     72,000       11,142,000
Honeywell International, Inc. ................     39,000        2,249,812
PPG Industries, Inc. .........................     34,500        2,158,406
Tyco International, Ltd. .....................    142,000        5,520,250
                                                               -----------
                                                                24,099,353
                                                               -----------
Consumer Durables -- 1.76%
Ford Motor Co. ...............................     46,000        2,458,125
General Motors Corp. .........................     24,000        1,744,500
                                                               -----------
                                                                 4,202,625
                                                               -----------
Consumer Non-Durables -- 5.43%
Anheuser-Busch Cos., Inc. ....................     18,000        1,275,750
Bestfoods ....................................     22,000        1,156,375
Eastman Kodak Co. ............................     21,050        1,394,563
General Mills, Inc. ..........................     16,000          572,000
PepsiCo, Inc. ................................     74,000        2,608,500
Philip Morris Cos., Inc. .....................    119,000        2,759,312
Procter & Gamble Co. .........................     16,500        1,807,781
Sara Lee Corp. ...............................     63,000        1,389,937
                                                               -----------
                                                                12,964,218
                                                               -----------
Consumer Services -- 1.90%
Disney (Walt) Co. ............................     37,000        1,082,250
Hilton Hotels Corp. ..........................     36,000          346,500
Knight-Ridder, Inc. ..........................     22,000        1,309,000
Park Place Entertainment Corp. * .............     14,000          175,000
Time Warner, Inc. ............................     22,500        1,629,844
                                                               -----------
                                                                 4,542,594
                                                               -----------
Energy -- 6.73%
Baker Hughes, Inc. ...........................     50,000        1,053,125
BP Amoco Plc. ................................     64,000        3,796,000
Burlington Resources, Inc. ...................     11,800          390,138
Chevron Corp. ................................     21,000        1,819,125
Exxon Mobil Corp. ............................     52,000        4,189,250
Royal Dutch Petroleum Co. ....................     21,000        1,269,187
Schlumberger, Ltd. ...........................     20,000        1,125,000
Texaco, Inc. .................................     42,000        2,281,125
Transocean Sedco Forex, Inc. .................      3,872          130,438
                                                               -----------
                                                                16,053,388
                                                               -----------
Financial Services -- 14.53%
American International Group, Inc. ...........     27,000        2,919,375
Associates First Capital Corp. Cl. A .........     47,006        1,289,727
Bank of America Corp. ........................     74,525        3,740,223
Bank One Corp. ...............................     43,000        1,378,688
Chase Manhattan Corp. ........................     90,000        6,991,875
Chubb Corp. ..................................     37,580        2,116,224

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1999
--------------------------------------------------------------------------------
Equity Investment Fund (continued)
                                                    Shares        Value
                                                  ---------   -------------
COMMON STOCKS -- (continued)
Citigroup, Inc. ...............................    115,550     $ 6,420,247
Federal National Mortgage Association .........    100,000       6,243,750
Morgan (J.P.) & Co., Inc. .....................     13,500       1,709,438
U.S. Bancorp ..................................     78,000       1,857,375
                                                               -----------
                                                                34,666,922
                                                               -----------
Health Care -- 11.33%
ALZA Corp. * ..................................     19,500         675,187
Baxter International, Inc. ....................     42,000       2,638,125
Bristol-Myers Squibb Co. ......................     52,000       3,337,750
Columbia/HCA Healthcare Corp. .................     42,050       1,232,591
IMS Health, Inc. ..............................     33,000         897,188
Johnson & Johnson .............................     27,500       2,560,937
Lilly (Eli) & Co. .............................     44,000       2,926,000
Merck & Co., Inc. .............................     64,020       4,293,341
Schering-Plough Corp. .........................     69,000       2,910,938
United HealthCare Corp. .......................     32,000       1,700,000
Warner-Lambert Co. ............................     47,000       3,851,062
                                                               -----------
                                                                27,023,119
                                                               -----------
Multi-Industry -- 0.71%
Minnesota Mining & Mfg. Co. ...................     17,330       1,696,174
                                                               -----------
Raw Materials -- 3.08%
Aluminum Co. of America .......................     31,000       2,573,000
Dow Chemical Co. ..............................     11,000       1,469,875
Dupont (E.I.) de Nemours & Co. ................     29,004       1,910,639
Monsanto Co. ..................................     39,000       1,389,375
                                                               -----------
                                                                 7,342,889
                                                               -----------
Retail -- 5.11%
Abercrombie & Fitch Co. Cl. A * ...............     43,014       1,147,936
Albertson's, Inc. .............................     59,000       1,902,750
Costco Wholesale Corp. * ......................     18,000       1,642,500
Dillard's, Inc. Cl. A .........................      8,000         161,500
May Department Stores Co. .....................     41,250       1,330,312
Penney (J.C.), Co., Inc. ......................     39,000         777,563
Walgreen Co. ..................................     60,500       1,769,625
Wal-Mart Stores, Inc. .........................     50,000       3,456,250
                                                               -----------
                                                                12,188,436
                                                               -----------
Shelter -- 1.22%
Georgia-Pacific Group .........................     28,000       1,421,000
Kimberly-Clark Corp. ..........................     23,000       1,500,750
                                                               -----------
                                                                 2,921,750
                                                               -----------
Technology -- 25.35%
BMC Software, Inc. * ..........................      9,800         783,388
Boeing Co. ....................................     21,000         872,812
Cisco Systems, Inc. * .........................     44,000       4,713,500
Compaq Computer Corp. .........................    222,024       6,008,524
Dell Computer Corp. * .........................     11,000         561,000
EMC Corp. * ...................................     16,000       1,748,000
Hewlett-Packard Co. ...........................     43,000       4,899,313
Intel Corp. ...................................    130,000      10,700,625
International Business Machines Corp. .........     48,000       5,184,000

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)              December 31, 1999
--------------------------------------------------------------------------------

Equity Investment Fund (continued)
                                                                 Shares         Value
                                                                --------   ---------------
COMMON STOCKS -- (continued)
Lucent Technologies, Inc. ...................................    68,500     $  5,124,656
Microsoft Corp. * ...........................................    63,000        7,355,250
Motorola, Inc. ..............................................    37,000        5,448,250
Parametric Technology Corp. * ...............................    79,000        2,137,938
Raytheon Co. Cl. A ..........................................       816           20,247
Seagate Technology, Inc. * ..................................    47,000        2,188,437
Sun Microsystems, Inc. * ....................................    22,000        1,703,625
Xerox Corp. .................................................    45,000        1,020,937
                                                                            ------------
                                                                              60,470,502
                                                                            ------------
Transportation -- 1.42%
AMR Corp. * .................................................    32,000        2,144,000
CSX Corp. ...................................................    39,500        1,239,312
                                                                            ------------
                                                                               3,383,312
                                                                            ------------
Utilities -- 10.07%
AT & T Corp. ................................................    46,000        2,334,500
Edison International ........................................    66,000        1,728,375
El Paso Natural Gas Co. .....................................    31,000        1,203,188
GTE Corp. ...................................................    52,000        3,669,250
MCI WorldCom, Inc. * ........................................    82,500        4,377,656
PECO Energy Co. .............................................    22,500          781,875
PG&E Corp. ..................................................    51,570        1,057,185
SBC Communications, Inc. ....................................    72,000        3,510,000
Unicom Corp. ................................................    38,000        1,273,000
Vodafone AirTouch plc ADR ...................................    82,750        4,096,125
                                                                            ------------
                                                                              24,031,154
                                                                            ------------
TOTAL COMMON STOCKS -- 99.88% (Cost $169,488,650) (1) .......                238,307,124
                                                                            ------------
CASH AND OTHER ASSETS NET OF LIABILITIES -- 0.12% ...........                    274,867
                                                                            ------------
NET ASSETS -- 100.00% .......................................               $238,581,991
                                                                            ============
(1) Aggregate cost for federal income tax purposes is $169,488,650 and net unrealized appreciation is as follows:
  Gross unrealized appreciation .............................               $ 76,031,233
  Gross unrealized depreciation .............................                 (7,212,759)
                                                                            ------------
     Net unrealized appreciation .. .........................               $ 68,818,474
                                                                            ============
* Non-dividend paying stock


See accompanying notes to financial statements.

Statements of Assets and Liabilities              December 31, 1999 (unaudited)
--------------------------------------------------------------------------------

                                                                                    McM
                                                                  McM          Intermediate
                                                               Principal           Fixed
                                                             Preservation         Income
                                                                 Fund              Fund
                                                           ----------------  ----------------
Assets:
 Investments in securities at value (cost
  $68,220,173, $163,033,000, $30,104,271,
  $146,729,916 and $169,488,650, respectively) ..........    $ 68,220,173      $157,404,151
 Cash-interest bearing accounts .........................       4,618,268         2,493,996
 Dividends and interest receivable ......................         258,430         1,717,024
 Receivable for investments sold ........................               0                 0
 Receivable for fund shares sold ........................               0                 0
 Other receivables ......................................           1,534            40,551
 Due from advisor, net ..................................               0                 0
 Other assets ...........................................           4,622            11,688
                                                             ------------      ------------
  Total assets ..........................................      73,103,027       161,667,410
                                                             ------------      ------------
Liabilities:
 Payable for securities purchased .......................               0                 0
 Distributions payable ..................................         316,288                 0
 Accrued expenses .......................................           1,454             3,310
 Payable to advisor, net ................................           2,060            47,789
                                                             ------------      ------------
  Total liabilities .....................................         319,802            51,099
                                                             ------------      ------------
Net Assets:
 Applicable to 72,782,874, 16,198,418, 2,884,957,
  8,887,322 and 7,896,009 shares outstanding,
  respectively ..........................................    $ 72,783,225      $161,616,311
                                                             ============      ============
Net Assets Consist of:
 Capital paid-in ........................................    $ 72,782,874      $167,215,550
 Accumulated undistributed (distributions in excess
  of) net investment income .............................               0            34,737
 Accumulated net realized gain (loss) on investments                  351            (5,127)
 Net unrealized appreciation/(depreciation)
  on investments ........................................               0        (5,628,849)
                                                             ------------      ------------
                                                             $ 72,783,225      $161,616,311
                                                             ============      ============
Net asset value and redemption price per share ..........    $       1.00      $       9.98
                                                             ============      ============

                                                                 McM                               McM
                                                                Fixed            McM              Equity
                                                               Income          Balanced         Investment
                                                                Fund             Fund              Fund
                                                           --------------  ---------------  -----------------
Assets:
 Investments in securities at value (cost
  $68,220,173, $163,033,000, $30,104,271,
  $146,729,916 and $169,488,650, respectively) ..........   $ 28,831,478    $173,325,635      $ 238,307,124
 Cash-interest bearing accounts .........................        171,130       2,194,902            346,609
 Dividends and interest receivable ......................        355,992         930,114            332,609
 Receivable for investments sold ........................              0         528,914          1,195,440
 Receivable for fund shares sold ........................              0               0                412
 Other receivables ......................................            617           9,090             16,699
 Due from advisor, net ..................................              0           3,728                940
 Other assets ...........................................          2,153          11,990             16,182
                                                            ------------    ------------      -------------
  Total assets ..........................................     29,361,370     177,004,373        240,216,015
                                                            ------------    ------------      -------------
Liabilities:
 Payable for securities purchased .......................              0               0          1,541,856
 Distributions payable ..................................              0               0                  0
 Accrued expenses .......................................         12,179          56,976             92,168
 Payable to advisor, net ................................          3,691               0                  0
                                                            ------------    ------------      -------------
  Total liabilities .....................................         15,870          56,976          1,634,024
                                                            ------------    ------------      -------------
Net Assets:
 Applicable to 72,782,874, 16,198,418, 2,884,957,
  8,887,322 and 7,896,009 shares outstanding,
  respectively ..........................................   $ 29,345,500    $176,947,397      $ 238,581,991
                                                            ============    ============      =============
Net Assets Consist of:
 Capital paid-in ........................................   $ 30,687,321    $149,393,258      $ 167,254,997
 Accumulated undistributed (distributions in excess
  of) net investment income .............................         (7,281)        (11,770)            51,406
 Accumulated net realized gain (loss) on investments             (61,747)        970,190          2,457,114
 Net unrealized appreciation/(depreciation)
  on investments ........................................     (1,272,793)     26,595,719         68,818,474
                                                            ------------    ------------      -------------
                                                            $ 29,345,500    $176,947,397      $ 238,581,991
                                                            ============    ============      =============
Net asset value and redemption price per share ..........   $      10.17    $      19.91      $       30.22
                                                            ============    ============      =============

See accompanying notes to financial statements.

Statements of Operations
For the six months ended December 31, 1999 (unaudited)
--------------------------------------------------------------------------------

                                                                                   McM
                                                                   McM         Intermediate
                                                                Principal         Fixed
                                                              Preservation        Income
                                                                  Fund             Fund
                                                             --------------  ---------------
Investment Income:
 Dividends (net of foreign withholding taxes of $0, $0, $0,
  $94 and $0, respectively) ...............................   $         0     $           0
 Interest .................................................     1,994,430         4,881,065
                                                              -----------     -------------
  Total investment income .................................     1,994,430         4,881,065
                                                              -----------     -------------
Expenses:
 Investment advisory fees (Note E) ........................        94,353           276,543
 Transfer agent fees ......................................        17,800            13,726
 Administration fees ......................................        26,160            43,501
 Accounting fees ..........................................        18,417            26,490
 Legal fees ...............................................         1,163             2,770
 Custodian fees ...........................................         9,514            12,271
 Insurance fees ...........................................         3,496             9,420
 Registration expenses ....................................         5,240                 0
 Amortization of organization costs (Note A) ..............           940               940
 Report to shareholder expense ............................         1,087             2,617
 Auditing fees ............................................         5,485             6,839
 Trustees fees ............................................         1,708             4,199
 Miscellaneous expenses ...................................           151                 0
                                                              -----------     -------------
  Total expenses ..........................................       185,514           399,316
 Expenses reimbursed (Note E) .............................       (72,290)           (3,853)
 Expense reimbursement recovery (Note E) ..................             0                 0
                                                              -----------     -------------
  Net expenses ............................................       113,224           395,463
                                                              -----------     -------------
Net Investment Income .....................................     1,881,206         4,485,602
                                                              -----------     -------------
Realized and Unrealized Gain (Loss) on Investments:
 Net realized gain (loss) on investments ..................            50           (68,018)
 Net change in unrealized appreciation/depreciation on
  investments .............................................             0        (3,514,326)
                                                              -----------     -------------
 Net realized and unrealized gain (loss) on investments ...            50        (3,582,344)
                                                              -----------     -------------
Increase in Net Assets from Operations ....................   $ 1,881,256     $     903,258
                                                              ===========     =============


                                                                  McM                              McM
                                                                 Fixed            McM            Equity
                                                                 Income         Balanced       Investment
                                                                  Fund            Fund            Fund
                                                             -------------  ---------------  --------------
Investment Income:
 Dividends (net of foreign withholding taxes of $0, $0, $0,
  $94 and $0, respectively) ...............................   $         0    $    715,749     $ 1,607,559
 Interest .................................................       920,293       2,099,711         108,950
                                                              -----------    ------------     -----------
  Total investment income .................................       920,293       2,815,460       1,716,509
                                                              -----------    ------------     -----------
Expenses:
 Investment advisory fees (Note E) ........................        50,832         373,380         557,930
 Transfer agent fees ......................................        13,278          16,537          20,033
 Administration fees ......................................        15,294          44,269          56,261
 Accounting fees ..........................................        15,000          26,723          30,744
 Legal fees ...............................................           479           2,649           3,715
 Custodian fees ...........................................         2,683          14,327          21,927
 Insurance fees ...........................................         1,761           8,567          11,738
 Registration expenses ....................................         8,282           9,141           9,440
 Amortization of organization costs (Note A) ..............           940             940             940
 Report to shareholder expense ............................           252           2,215           2,977
 Auditing fees ............................................         5,026           8,525           8,778
 Trustees fees ............................................           712           3,909           5,104
 Miscellaneous expenses ...................................           177             403             202
                                                              -----------    ------------     -----------
  Total expenses ..........................................       114,716         511,585         729,789
 Expenses reimbursed (Note E) .............................       (42,099)        (13,779)           (940)
 Expense reimbursement recovery (Note E) ..................             0               0          19,215
                                                              -----------    ------------     -----------
  Net expenses ............................................        72,617         497,806         748,064
                                                              -----------    ------------     -----------
Net Investment Income .....................................       847,676       2,317,654         968,445
                                                              -----------    ------------     -----------
Realized and Unrealized Gain (Loss) on Investments:
 Net realized gain (loss) on investments ..................       (62,878)      1,957,851       3,330,580
 Net change in unrealized appreciation/depreciation on
  investments .............................................      (769,239)     (1,128,454)        309,864
                                                              -----------    ------------     -----------
 Net realized and unrealized gain (loss) on investments ...      (832,117)        829,397       3,640,444
                                                              -----------    ------------     -----------
Increase in Net Assets from Operations ....................   $    15,559    $  3,147,051     $ 4,608,889
                                                              ===========    ============     ===========

See accompanying notes to financial statements.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                              McM Principal
                                                            Preservation Fund
                                                   -----------------------------------
                                                         For the
                                                    Six Months Ended       For the
                                                       12/31/1999         Year Ended
                                                       (unaudited)         06/30/99
                                                   ------------------  ---------------
Operations:
 Net investment income ..........................    $    1,881,206     $  2,441,008
 Net realized gain (loss) on investments ........                50            2,155
 Net change in unrealized appreciation/
  depreciation on investments ...................                 0                0
                                                     --------------     ------------
 Increase in net assets .........................         1,881,256        2,443,163
                                                     --------------     ------------
Dividends and Distributions to Shareholders:
 From net investment income .....................        (1,881,206)      (2,441,008)
 From capital gains .............................                 0                0
                                                     --------------     ------------
 Total Distributions ............................        (1,881,206)      (2,441,008)
                                                     --------------     ------------
Capital Share Transactions - Note C .............       (13,156,982)      37,754,370
                                                     --------------     ------------
 Total increase (decrease) in net assets ........       (13,156,932)      37,756,525

Net Assets:
 Beginning of period ............................        85,940,157       48,183,632
                                                     --------------     ------------
 End of period (including undistributed
  (distributions in excess of) net investment
  income of $0, $0, $34,737, $441,961,
  ($7,281), and $87,028,
  respectively) . ...............................    $   72,783,225     $ 85,940,157
                                                     ==============     ============

                                                            McM Intermediate                          McM Fixed
                                                            Fixed Income Fund                        Income Fund
                                                   -----------------------------------  -------------------------------------
                                                         For the                              For the
                                                    Six Months Ended       For the       Six Months Ended       For the
                                                       12/31/1999         Year Ended        12/31/1999         Year Ended
                                                       (unaudited)         06/30/99         (unaudited)         06/30/99
                                                   ------------------  ---------------  ------------------  ---------------
Operations:
 Net investment income ..........................     $  4,485,602      $  7,449,008       $   847,676       $  1,426,949
 Net realized gain (loss) on investments ........          (68,018)          597,813           (62,878)            75,632
 Net change in unrealized appreciation/
  depreciation on investments ...................       (3,514,326)       (4,236,490)         (769,239)        (1,005,410)
                                                      ------------      ------------       -----------       ------------
 Increase in net assets .........................          903,258         3,810,331            15,559            497,171
                                                      ------------      ------------       -----------       ------------
Dividends and Distributions to Shareholders:
 From net investment income .....................       (4,907,555)       (7,409,528)         (941,995)        (1,411,983)
 From capital gains .............................         (468,383)         (509,217)          (47,400)           (51,503)
                                                      ------------      ------------       -----------       ------------
 Total Distributions ............................       (5,375,938)       (7,918,745)         (989,395)        (1,463,486)
                                                      ------------      ------------       -----------       ------------
Capital Share Transactions - Note C .............       12,993,084        35,493,900         2,911,388          6,172,570
                                                      ------------      ------------       -----------       ------------
 Total increase (decrease) in net assets ........        8,520,404        31,385,486         1,937,552          5,206,255

Net Assets:
 Beginning of period ............................      153,095,907       121,710,421        27,407,948         22,201,693
                                                      ------------      ------------       -----------       ------------
 End of period (including undistributed
  (distributions in excess of) net investment
  income of $0, $0, $34,737, $441,961,
  ($7,281), and $87,028,
  respectively) . ...............................     $161,616,311      $153,095,907       $29,345,500       $ 27,407,948
                                                      ============      ============       ===========       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                                               McM Balanced                            McM Equity
                                                                   Fund                             Investment Fund
                                                   ------------------------------------   ------------------------------------
                                                         For the                               For the
                                                    Six Months Ended        For the        Six Months Ended        For the
                                                       12/31/1999          Year Ended         12/31/1999          Year Ended
                                                       (unaudited)          06/30/99          (unaudited)          06/30/99
                                                   ------------------   ---------------   ------------------   ---------------
Operations:
 Net investment income .........................      $  2,317,654       $  3,231,926        $    968,445       $  1,429,932
 Net realized gain on investments ..............         1,957,851          1,602,359           3,330,580          3,413,177
 Net change in unrealized appreciation/
  depreciation on investments ..................        (1,128,454)        11,701,078             309,864         31,837,120
                                                      ------------       ------------        ------------       ------------
 Increase in net assets ........................         3,147,051         16,535,363           4,608,889         36,680,229
                                                      ------------       ------------        ------------       ------------
Dividends and Distributions to Shareholders:
 From net investment income ....................        (2,560,470)        (3,129,415)         (1,002,488)        (1,362,745)
 From capital gains ............................        (2,513,773)          (404,513)         (3,846,363)          (860,636)
                                                      ------------       ------------        ------------       ------------
 Total Distributions ...........................        (5,074,243)        (3,533,928)         (4,848,851)        (2,223,381)
                                                      ------------       ------------        ------------       ------------
Capital Share Transactions - Note C ............        24,259,091         48,413,109          34,720,135         41,103,947
                                                      ------------       ------------        ------------       ------------
 Total increase in net assets ..................        22,331,899         61,414,544          34,480,173         75,560,795

Net Assets:
 Beginning of period ...........................       154,615,498         93,200,954         204,101,818        128,541,023
                                                      ------------       ------------        ------------       ------------
 End of period (including undistributed (distri-
  butions in excess of) net investment
  income of ($11,770), $231,046, $51,406
  and $85,449, respectively ....................      $176,947,397       $154,615,498        $238,581,991       $204,101,818
                                                      ============       ============        ============       ============

See accompanying notes to financial statements.

McM FUNDS -- Notes to Financial Statements        December 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Note (A) Significant Accounting Policies: McM Funds (the "Trust") is a Delaware business trust, currently issuing five series of shares of beneficial interest (collectively, the "Funds"): McM Principal Preservation Fund (the "Principal Preservation Fund"), McM Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund"), McM Fixed Income Fund (the "Fixed Income Fund"), McM Balanced Fund (the "Balanced Fund") and McM Equity Investment Fund (the "Equity Investment Fund"). The Trust is a no-load, open-end management investment company which is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust was organized as a Delaware business trust on February 3, 1994. The Principal Preservation Fund commenced investment operations on July 13, 1994. The Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund commenced investment operations on July 14, 1994. Investment in the Principal Preservation Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Principal Preservation Fund will be able to maintain a stable net asset value of $1.00. Certain officers and trustees of the Funds are also officers and directors of McMorgan & Company (the "Advisor"). No officer or employee of the Advisor receives any compensation from the Funds for acting as a trustee of the Funds. All Trust officers serve without direct compensation from the Funds. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    (1) Security Valuation: The net asset value per share of each Fund is computed as of the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of each Fund listed or traded on a stock exchange are valued at the last sale price on its principal exchange. If no sale price is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. Fixed-income securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. All securities held in the portfolio of the Principal Preservation Fund, and the debt securities with maturities of 60 days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

    (2) Repurchase Agreements: Each Fund may enter into repurchase agreements to earn income. The Funds may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Advisor, pursuant to guidelines established by the Funds' Board of Trustees. During the term of any repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements under the Act will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

    (3) Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the first-in-first-out method.

                                                  December 31, 1999 (unaudited)
--------------------------------------------------------------------------------

    (4) Federal Income Taxes: The Trust has elected to be treated as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of the Funds' net taxable income. Each Fund qualified for such treatment for the six months ended December 31, 1999. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements.

    (5) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date.

    (6) Use of Estimates: In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (7) Organization Costs: Organization costs, which were being amortized on a straight-line basis over five years, were completely amortized on July 31, 1999.

Note (B) Dividends from Net Investment Income and Distributions of Capital
Gains: The Principal Preservation Fund declares dividends daily from its net investment income. The Principal Preservation Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. The Intermediate Fixed Income Fund and the Fixed Income Fund distribute their respective net investment income to shareholders monthly and net capital gains, if any, are distributed annually. With respect to the Balanced Fund and the Equity Investment Fund, dividends from net investment income are distributed quarterly and net realized gains from investment transactions, if any, are distributed to shareholders annually.

Note (C) Capital Share Transactions: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Transactions in shares of beneficial interest were as follows:

                                                           PRINCIPAL PRESERVATION FUND
                                    --------------------------------------------------------------------------
                                              Six Months Ended                         Year Ended
                                             December 31, 1999                       June 30, 1999
                                    ------------------------------------  ------------------------------------
                                          Shares             Amount             Shares             Amount
                                    -----------------  -----------------  -----------------  -----------------
Shares sold ......................       94,101,300     $   94,101,300        204,601,680     $   204,601,680
Shares issued through
 Reinvestment of dividends .......        1,500,767          1,500,767          2,334,795           2,334,795
Shares redeemed ..................     (108,759,049)      (108,759,049)      (169,182,105)       (169,182,105)
                                       ------------     --------------       ------------     ---------------
Net Increase/(decrease) ..........      (13,156,982)    $  (13,156,982)        37,754,370     $    37,754,370
                                       ============     ==============       ============     ===============

                                                                FIXED INCOME FUND
                                    --------------------------------------------------------------------------
                                    Six Months Ended                                   Year Ended
                                    December 31, 1999                                 June30, 1999
                                    ------------------------------------  ------------------------------------
                                         Shares             Amount             Shares             Amount
                                    ---------------     --------------    ---------------     ---------------
Shares sold ......................          344,480     $    3,579,260            616,046     $     6,728,274
Shares issued through
 Reinvestment of dividends .......           92,026            955,073            134,206           1,460,844
Shares redeemed ..................         (157,122)        (1,622,945)          (184,316)         (2,016,548)
                                    ---------------     --------------    ---------------     ---------------
Net Increase .....................          279,384     $    2,911,388            565,936     $     6,172,570
                                    ===============     ==============    ===============     ===============


                                                       INTERMEDIATE FIXED INCOME FUND
                                    --------------------------------------------------------------------
                                            Six Months Ended                      Year Ended
                                            December 31, 1999                    June 30, 1999
                                    ---------------------------------  ---------------------------------
                                         Shares           Amount            Shares           Amount
                                    ---------------  ----------------  ---------------  ----------------
Shares sold ......................      1,884,990     $   19,115,343       4,079,524     $   43,112,966
Shares issued through
 Reinvestment of dividends .......        520,714          5,275,454         738,623          7,776,483
Shares redeemed ..................     (1,122,224)       (11,397,713)     (1,457,991)       (15,395,549)
                                       ----------     --------------      ----------     --------------
Net Increase/(decrease) ..........      1,283,480     $   12,993,084       3,360,156     $   35,493,900
                                       ==========     ==============      ==========     ==============

                                                                BALANCED FUND
                                    ----------------------------------------------------------------------
                                    Six Months Ended                               Year Ended
                                    December 31, 1999                             June 30, 1999
                                    ---------------------------------  -----------------------------------
                                        Shares            Amount           Shares            Amount
                                    -------------     --------------   -------------     --------------
Shares sold ......................      1,516,707     $   30,177,955       2,831,668     $   54,224,052
Shares issued through
 Reinvestment of dividends .......        254,617          5,033,991         184,581          3,481,542
Shares redeemed ..................       (558,474)       (10,952,855)       (484,240)        (9,292,485)
                                    -------------     --------------   -------------     --------------
Net Increase .....................      1,212,850     $   24,259,091       2,532,009     $   48,413,109
                                    =============     ==============   =============     ==============

                                                  December 31, 1999 (unaudited)
--------------------------------------------------------------------------------

                                                            EQUITY INVESTMENT FUND
                                       -----------------------------------------------------------------
                                              Six Months Ended                     Year Ended
                                              December 31, 1999                   June 30, 1999
                                       -------------------------------   -------------------------------
                                          Shares           Amount           Shares           Amount
                                       ------------   ----------------   ------------   ----------------
Shares sold ........................    1,773,502      $  52,560,578      2,552,391      $  65,846,183
Shares issued through
 Reinvestment of dividends .........      160,508          4,749,908         81,486          2,184,225
Shares redeemed ....................     (758,801)       (22,590,351)      (996,278)       (26,926,461)
                                        ---------      -------------      ---------      -------------
Net Increase .......................    1,175,209      $  34,720,135      1,637,599      $  41,103,947
                                        =========      =============      =========      =============

Note (D) Investment Transactions: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the six months ended December 31, 1999 were:

                                              Aggregate      Proceeds from
                                              Purchases          Sales
                                           --------------   --------------
Intermediate Fixed Income Fund .........    $35,737,436      $23,585,816
Fixed Income Fund ......................      6,026,654        3,466,957
Balanced Fund ..........................     33,213,264       12,329,191
Equity Investment Fund .................     40,853,115        7,492,621

Note (E) Advisory, Administration and Distribution Services Agreements: Under its investment advisory agreements with each of the Funds, the Advisor provides investment advisory services to the Funds. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each
Fund: 0.25% for the Principal Preservation Fund; 0.35% for the Intermediate Fixed Income Fund; 0.35% for the Fixed Income Fund; 0.45% for the Balanced Fund; and 0.50% for the Equity Investment Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to absorb for the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund operating expenses which cause total expenses to exceed 0.30%, 0.50%, 0.50%, 0.60%, and 0.75%, respectively. For the period July 1, 1999 through December 31, 1999, the net amount of expenses the Advisor absorbed, subject to repayment, totaled $132,021: $72,290 for the Principal Preservation Fund; $3,853 for the Intermediate Fixed Income Fund; $42,099 for the Fixed Income Fund; and $13,779 for the Balanced Fund.

The investment advisory agreements provide that any reductions or expense reimbursements made by the Advisor in its fees are subject to reimbursement by the Funds within the following three years of such reduction or reimbursement provided that the Funds are able to effect such reimbursement and remain in compliance with applicable expense limitations. Since July 14, 1994 (July 13, 1994 for the Principal Preservation Fund) through December 31, 1999, the Advisor has reduced its management fee and otherwise absorbed Fund expenses for each Fund in the following amounts: Principal Preservation Fund $489,609, Intermediate Fixed Income Fund $379,069, Fixed Income Fund $345,705 and Balanced Fund $383,827.

Financial Highlights
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                            McM Principal
                                                          Preservation Fund
                                                     ---------------------------
                                                        For the
                                                       Six Months
                                                         Ended         For the
                                                        12/31/99     Year Ended
                                                      (unaudited)     06/30/99
                                                     -------------  ------------
Net Asset Value, beginning of period ..............     $ 1.00        $ 1.00
                                                        -------       ------
 Income from investment operations
 Net investment income ............................       0.03          0.05
                                                        -------       ------
  Total from investment operations ................       0.03          0.05
                                                        -------       ------
 Less Distributions:
 From net investment income .......................      (0.03)        (0.05)
                                                        -------       -------
  Total distributions .............................      (0.03)        (0.05)
                                                        -------       -------
Net Asset Value, end of period ....................     $ 1.00        $ 1.00
                                                        =======       =======
Total return ......................................       2.55%         4.97%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) .............    $72,783       $85,940
 Ratio of expenses to average net assets before
  reimbursement and recovery of expenses by
  Advisor .........................................       0.49%(1)      0.61%
 Ratio of expenses to average net assets after
  reimbursement of expenses by Advisor ............       0.30%(1)      0.30%
 Ratio of net investment income to average net
  assets before reimbursement of expenses by
  Advisor .........................................       4.80%(1)      4.53%
 Ratio of net investment income to average net
  assets after reimbursement of expenses by
  Advisor .........................................       4.99%(1)      4.84%
 Portfolio turnover ...............................        N/A           N/A

                                                                          McM Principal
                                                                        Preservation Fund
                                                     -------------------------------------------------------
                                                        For the       For the       For the       For the
                                                      Year Ended    Year Ended    Year Ended    Period Ended
                                                       06/30/98      06/30/97      06/30/96      06/30/95*
                                                     ------------  ------------  ------------  -------------
Net Asset Value, beginning of period ..............    $  1.00       $  1.00       $  1.00        $  1.00
                                                       -------       -------       -------        -------
 Income from investment operations
 Net investment income ............................       0.05          0.05          0.05           0.05
                                                       -------       -------       -------        -------
  Total from investment operations ................       0.05          0.05          0.05           0.05
                                                       -------       -------       -------        -------
 Less Distributions:
 From net investment income .......................      (0.05)        (0.05)        (0.05)         (0.05)
                                                       -------       -------       -------        -------
  Total distributions .............................      (0.05)        (0.05)        (0.05)         (0.05)
                                                       -------       -------       -------        -------
Net Asset Value, end of period ....................    $  1.00       $  1.00       $  1.00        $  1.00
                                                       =======       =======       =======        =======
Total return ......................................       5.41%         5.24%         5.39%          5.10%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's) .............    $48,184       $32,703       $24,195        $11,813
 Ratio of expenses to average net assets before
  reimbursement and recovery of expenses by
  Advisor .........................................       0.67%         0.77%         0.93%          2.77%(1)
 Ratio of expenses to average net assets after
  reimbursement of expenses by Advisor ............       0.30%         0.30%         0.30%          0.30%(1)
 Ratio of net investment income to average net
  assets before reimbursement of expenses by
  Advisor .........................................       4.92%         4.65%         4.60%          2.91%(1)
 Ratio of net investment income to average net
  assets after reimbursement of expenses by
  Advisor .........................................       5.29%         5.12%         5.23%          5.38%(1)
 Portfolio turnover ...............................        N/A           N/A           N/A            N/A

* McM Principal Preservation Fund commenced investment operations on July 13, 1994.
(1) Annualized.
(2) Not annualized.


















See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                         McM Intermediate
                                                         Fixed Income Fund
                                                    ---------------------------
                                                       For the
                                                      Six Months
                                                        Ended         For the
                                                       12/31/99     Year Ended
                                                     (unaudited)     06/30/99
                                                    -------------  ------------
Net Asset Value, beginning of period .............    $  10.26        $ 10.53
                                                      ---------      -------
 Income from investment operations
 Net investment income ...........................        0.29           0.57
 Net realized and unrealized gain (loss) on
  investments ....................................       (0.22)         (0.23)
                                                      ---------      --------
  Total from investment operations ...............        0.07           0.34
                                                      ---------      --------
 Less Distributions:
 From net investment income ......................       (0.32)         (0.57)
 From capital gains ..............................       (0.03)         (0.04)
                                                      ---------      --------
  Total distributions ............................       (0.35)         (0.61)
                                                      ---------      --------
Net Asset Value, end of period ...................    $   9.98       $  10.26
                                                      =========      ========
Total return .....................................        0.65%          3.25%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ............    $161,616       $153,096
 Ratio of expenses to average net assets before
  reimbursement and recovery of expenses
  by Advisor .....................................        0.51%(1)       0.52%
 Ratio of expenses to average net assets after
  reimbursement of expenses by Advisor ...........        0.50%(1)       0.50%
 Ratio of net investment income to average net
  assets before reimbursement of expenses
  by Advisor .....................................        5.69%(1)       5.40%
 Ratio of net investment income to average net
  assets after reimbursement of expenses by
  Advisor ........................................        5.69%(1)       5.42%
 Portfolio turnover ..............................       15.40%         40.40%

                                                                       McM Intermediate
                                                                       Fixed Income Fund
                                                    -------------------------------------------------------
                                                       For the       For the       For the       For the
                                                     Year Ended    Year Ended    Year Ended    Period Ended
                                                      06/30/98      06/30/97      06/30/96      06/30/95*
                                                    ------------  ------------  ------------  -------------
Net Asset Value, beginning of period .............    $  10.26       $10.17       $ 10.37       $   10.00
                                                      --------       -------       -------       --------
 Income from investment operations
 Net investment income ...........................        0.60         0.60          0.57            0.54
 Net realized and unrealized gain (loss) on
  investments ....................................        0.27         0.11         (0.10)           0.34
                                                      --------       -------       -------       --------
  Total from investment operations ...............        0.87         0.71          0.47            0.88
                                                      --------       -------       -------       --------
 Less Distributions:
 From net investment income ......................       (0.60)       (0.60)        (0.57)          (0.51)
 From capital gains ..............................        0.00        (0.02)        (0.10)           0.00
                                                      --------      -------       -------       ---------
  Total distributions ............................       (0.60)       (0.62)        (0.67)          (0.51)
                                                      --------      -------       -------       ---------
Net Asset Value, end of period ...................    $  10.53      $ 10.26       $ 10.17       $   10.37
                                                      ========      =======       =======       =========
Total return .....................................       8.68%        7.14%         4.61%           9.19%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ............    $121,710      $93,402       $76,045       $  29,936
 Ratio of expenses to average net assets before
  reimbursement and recovery of expenses
  by Advisor .....................................       0.55%        0.59%         0.69%           1.72%(1)
 Ratio of expenses to average net assets after
  reimbursement of expenses by Advisor ...........       0.50%        0.50%         0.50%           0.50%(1)
 Ratio of net investment income to average net
  assets before reimbursement of expenses
  by Advisor .....................................       5.74%        5.80%         5.52%           5.01%(1)
 Ratio of net investment income to average net
  assets after reimbursement of expenses by
  Advisor ........................................       5.79%        5.89%         5.71%           6.24%(1)
 Portfolio turnover ..............................      45.44%       36.02%        75.26%         227.09%(2)

* McM Intermediate Fixed Income Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.

--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.




                                                                McM Fixed
                                                               Income Fund
                                                     --------------------------------
                                                           For the
                                                      Six Months Ended      For the
                                                          12/31/99        Year Ended
                                                         (unaudited)       06/30/99
                                                     ------------------  ------------
Net Asset Value, beginning of period ..............      $  10.52          $ 10.89
                                                         --------          -------
 Income from investment operations
 Net investment income ............................          0.30             0.61
 Net realized and unrealized gain (loss) on
  investments .....................................         (0.30)           (0.35)
                                                         ---------         -------
  Total from investment operations ................          0.00             0.26
                                                         ---------         -------
 Less Distributions:
 From net investment income .......................         (0.34)           (0.61)
 From capital gains ...............................         (0.01)           (0.02)
                                                         ---------         -------
  Total distributions .............................         (0.35)           (0.63)
                                                         ---------         -------
Net Asset Value, end of period ....................      $  10.17          $ 10.52
                                                         =========         =======
Total return ......................................          0.04%            2.34%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) .............      $ 29,346          $27,408
 Ratio of expenses to average net assets before
  reimbursement and recovery of expenses by
  Advisor .........................................          0.79%(1)         0.93%
 Ratio of expenses to average net assets after
  reimbursement of expenses by Advisor ............          0.50%(1)         0.50%
 Ratio of net investment income to average net
  assets before reimbursement of expenses by
  Advisor .........................................          5.56%(1)         5.16%
 Ratio of net investment income to average net
  assets after reimbursement of expenses by
  Advisor .........................................          5.85%(1)         5.59%
 Portfolio turnover ...............................         12.25%           29.32%

                                                                            McM Fixed
                                                                           Income Fund
                                                     -------------------------------------------------------
                                                        For the       For the       For the       For the
                                                      Year Ended    Year Ended    Year Ended    Period Ended
                                                       06/30/98      06/30/97      06/30/96      06/30/95*
                                                     ------------  ------------  ------------  -------------
Net Asset Value, beginning of period ..............   $ 10.44        $ 10.33       $ 10.58      $  10.00
                                                      -------        -------       -------      --------
 Income from investment operations
 Net investment income ............................      0.62           0.65          0.64          0.55
 Net realized and unrealized gain (loss) on
  investments .....................................      0.47           0.12         (0.20)         0.56
                                                      -------        -------       -------      --------
  Total from investment operations ................      1.09           0.77          0.44          1.11
                                                      -------        -------       -------      --------
 Less Distributions:
 From net investment income .......................     (0.62)         (0.65)        (0.63)        (0.53)
 From capital gains ...............................     (0.02)         (0.01)        (0.06)         0.00
                                                      -------        -------       -------      --------
  Total distributions .............................     (0.64)         (0.66)        (0.69)        (0.53)
                                                      -------        -------       -------      --------
Net Asset Value, end of period ....................   $ 10.89        $ 10.44       $ 10.33      $  10.58
                                                      =======        =======       =======      ========
Total return ......................................    10.71%          7.72%         4.16%        11.55%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's) .............   $22,202        $ 9,565       $ 7,992      $  6,599
 Ratio of expenses to average net assets before
  reimbursement and recovery of expenses by
  Advisor .........................................     1.17%          1.57%         1.82%         7.29%(1)
 Ratio of expenses to average net assets after
  reimbursement of expenses by Advisor ............     0.50%          0.50%         0.50%         0.50%(1)
 Ratio of net investment income to average net
  assets before reimbursement of expenses by
  Advisor .........................................     5.26%          5.25%         4.70%        (0.47%)(1)
 Ratio of net investment income to average net
  assets after reimbursement of expenses by
  Advisor .........................................     5.93%          6.32%         6.02%         6.33%(1)
 Portfolio turnover ...............................    58.22%         32.46%        37.62%       150.77%(2)


* McM Fixed Income Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.
















See accompanying notes to financial statements.

--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                               McM Balanced
                                                                   Fund
                                                     --------------------------------
                                                           For the
                                                      Six Months Ended      For the
                                                          12/31/99        Year Ended
                                                         (unaudited)       06/30/99
                                                     ------------------  ------------
Net Asset Value, beginning of period ..............      $  20.15          $  18.12
                                                         --------          --------
 Income from investment operations
 Net investment income ............................          0.27              0.50
 Net realized and unrealized gain on
  investments .....................................          0.08              2.10
                                                         --------          --------
  Total from investment operations ................          0.35              2.60
                                                         --------          --------
 Less Distributions:
 From net investment income .......................         (0.30)            (0.50)
 From capital gains ...............................         (0.29)            (0.07)
                                                         --------          --------
  Total distributions .............................         (0.59)            (0.57)
                                                         --------          --------
Net Asset Value, end of period ....................      $  19.91          $  20.15
                                                         ========          ========
Total return ......................................         1.80%            14.60%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) .............      $176,947          $154,615
 Ratio of expenses to average net assets before
  reimbursement and recovery of expenses by
  Advisor .........................................         0.62%(1)          0.64%
 Ratio of expenses to average net assets after
  reimbursement and recovery of expenses by
  Advisor .........................................         0.60%(1)          0.60%
 Ratio of net investment income to average net
  assets before reimbursement and recovery of
  expenses by Advisor .............................         2.78%(1)          2.70%
 Ratio of net investment income to average net
  assets after reimbursement and recovery of
  expenses by Advisor .............................         2.80%(1)          2.74%
 Portfolio turnover ...............................         7.65%            18.58%

                                                                          McM Balanced
                                                                              Fund
                                                     -------------------------------------------------------
                                                        For the       For the       For the       For the
                                                      Year Ended    Year Ended    Year Ended    Period Ended
                                                       06/30/98      06/30/97      06/30/96      06/30/95*
                                                     ------------  ------------  ------------  -------------
Net Asset Value, beginning of period ..............    $ 15.30       $ 12.75       $ 11.35       $   10.00
                                                       -------       -------       -------       ---------
 Income from investment operations
 Net investment income ............................       0.47          0.43          0.40            0.36
 Net realized and unrealized gain on
  investments .....................................       2.82          2.54          1.49            1.33
                                                       -------       -------       -------       ---------
  Total from investment operations ................       3.29          2.97          1.89            1.69
                                                       -------       -------       -------       ---------
 Less Distributions:
 From net investment income .......................      (0.47)        (0.42)        (0.40)          (0.34)
 From capital gains ...............................       0.00          0.00         (0.09)           0.00
                                                       -------       -------       -------       ---------
  Total distributions .............................      (0.47)        (0.42)        (0.49)         (0.34)
                                                       -------       -------       -------       ---------
Net Asset Value, end of period ....................    $ 18.12       $ 15.30       $ 12.75       $   11.35
                                                       =======       =======       =======       =========
Total return ......................................      21.76%        23.65%        16.86%         17.31%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's) .............    $93,201       $40,941       $11,915       $   3,070
 Ratio of expenses to average net assets before
  reimbursement and recovery of expenses by
  Advisor .........................................       0.74%         1.01%         2.21%          8.41%(1)
 Ratio of expenses to average net assets after
  reimbursement and recovery of expenses by
  Advisor .........................................       0.60%         0.60%         0.60%          0.60%(1)
 Ratio of net investment income to average net
  assets before reimbursement and recovery of
  expenses by Advisor .............................       2.87%         2.97%         1.81%         (3.54%)(1)
 Ratio of net investment income to average net
  assets after reimbursement and recovery of
  expenses by Advisor .............................       3.01%         3.38%         3.43%          4.28%(1)
 Portfolio turnover ...............................      20.73%        31.64%        26.16%         81.05%(2)


* McM Balanced Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.















See accompanying notes to financial statements.

--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                               McM Equity
                                                             Investment Fund
                                                       ---------------------------
                                                          For the
                                                         Six Months
                                                           Ended         For the
                                                          12/31/99     Year Ended
                                                        (unaudited)     06/30/99
                                                       -------------  ------------
Net Asset Value, beginning of period                    $   30.37       $   25.29
                                                        ---------       ---------
 Income from investment operations
 Net investment income ..............................        0.13            0.23
 Net realized and unrealized gain on investments.....        0.35            5.21
                                                        ---------       ---------
  Total from investment operations ..................        0.48            5.44
                                                        ---------       ---------
 Less Distributions:
 From net investment income .........................       (0.13)          (0.22)
 From capital gains .................................       (0.50)          (0.14)
                                                        ---------       ---------
  Total distributions ...............................       (0.63)          (0.36)
                                                        ---------       ---------
Net Asset Value, end of period ......................       30.22       $   30.37
                                                        =========       =========
Total return ........................................       1.63%          21.70%

Ratios/Supplemental Data
 Net assets, end of period (in 000's) ...............    $238,582       $ 204,102
 Ratio of expenses to average net assets before
  reimbursement and recovery of expenses by
  Advisor ...........................................       0.65%(1)        0.66%
 Ratio of expenses to average net assets after
  reimbursement and recovery of expenses by
  Advisor ...........................................       0.67%(1)        0.75%
 Ratio of net investment income to average net
  assets before reimbursement and recovery of
  expenses by Advisor ...............................       0.89%(1)        0.95%
 Ratio of net investment income to average net
  assets after reimbursement and recovery of
  expenses by Advisor ...............................       0.87%(1)        0.86%
 Portfolio turnover .................................       3.47%           4.79%

                                                                             McM Equity
                                                                           Investment Fund
                                                       -------------------------------------------------------
                                                          For the       For the       For the       For the
                                                        Year Ended    Year Ended    Year Ended    Period Ended
                                                         06/30/98      06/30/97      06/30/96      06/30/95*
                                                       ------------  ------------  ------------  -------------
Net Asset Value, beginning of period                    $   19.71     $  14.85      $  11.95      $ 10.00
                                                        ---------     --------      --------      -------
 Income from investment operations
 Net investment income ..............................        0.23         0.24          0.21         0.19
 Net realized and unrealized gain on investments.....        5.62         4.87          2.94         1.94
                                                        ---------     --------      --------      -------
  Total from investment operations ..................        5.85         5.11          3.15         2.13
                                                        ---------     --------      --------      -------
 Less Distributions:
 From net investment income .........................       (0.23)       (0.24)        (0.21)       (0.18)
 From capital gains .................................       (0.04)       (0.01)        (0.04)        0.00
                                                        ----------    ---------     ---------     ---------
  Total distributions ...............................       (0.27)       (0.25)        (0.25)       (0.18)
                                                        ----------    ---------     ---------     ---------
Net Asset Value, end of period ......................   $   25.29     $  19.71      $  14.85      $ 11.95
                                                        ==========    =========     =========     =========
Total return ........................................       29.89%       34.68%        26.53%       21.57%(2)

Ratios/Supplemental Data
 Net assets, end of period (in 000's) ...............   $ 128,541     $ 58,593     $  23,913      $ 4,866
 Ratio of expenses to average net assets before
  reimbursement and recovery of expenses by
  Advisor ...........................................        0.75%        0.88%         1.72%        8.48%(1)
 Ratio of expenses to average net assets after
  reimbursement and recovery of expenses by
  Advisor ...........................................          75%        0.75%         0.75%        0.75%(1)
 Ratio of net investment income to average net
  assets before reimbursement and recovery of
  expenses by Advisor ...............................        1.05%        1.36%         0.80%       (5.50%)(1)
 Ratio of net investment income to average net
  assets after reimbursement and recovery of
  expenses by Advisor ...............................        1.05%        1.49%         1.77%        2.24%(1)
 Portfolio turnover .................................        0.57%        0.88%         0.92%        1.81%(2)

* McM Equity Investment Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.

















See accompanying notes to financial statements.

                               Board of Trustees
                               Robert R. Barron
                               Terry A. O'Toole
                                Walter B. Rose
                             Kenneth I. Rosenblum
                                 S.D. Sicotte
                                Mark R. Taylor
                               Gregory L. Watson



                                   Officers
                      Terry A. O'Toole, CEO and President
                Robert R. Barron, Vice President and Treasurer
                 Deane A. Nelson, Vice President and Secretary



        Investment Advisor                               Custodian
        McMorgan & Company                           The Bank of New York
     One Bush Street, Suite 800                         48 Wall Street
      San Francisco, CA 94104                       New York, New York 10286

          Underwriter                                  Legal Counsel
   Provident Distributors, Inc.            Paul, Hastings, Janofsky & Walker LLP
       3200 Horizon Drive                          345 California Street
    King of Prussia, PA 19406                     San Francisco, CA 94104

       Shareholder Services                                Auditors
           PFPC Inc.                                 Tait, Weller & Baker
     211 South Gulph Road                      8 Penn Center Plaza, Suite 800
   King of Prussia, PA 19406                        Philadelphia, PA 19103



                       For Additional Information about
                                McM Funds call:
                                 (800) 788-9485
                      (7AM to 5PM Pacific Standard Time)

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.


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